United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York	14450
(Address of principal executive offices)	(zip code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2008 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
COMMON STOCKS - 92.1%

Health Care - 92.1%
Biotechnology - 10.5%
Applera Corp. - Celera Group*	872,000	$12,818,400
Crucell NV - ADR* (Netherlands)	377,000	5,809,570
Medarex, Inc.*	517,000	4,575,450
Monogram Biosciences, Inc.*	3,353,000	3,554,180

		26,757,600

Health Care Equipment & Supplies - 52.9%
Abaxis, Inc.*	167,000	3,869,390
Advanced Medical Optics, Inc.*	355,000	7,206,500
Alsius Corp.*[7]	581,768	1,047,182
AtriCure, Inc.*	197,340	2,514,111
Beckman Coulter, Inc.	121,000	7,810,550
C.R. Bard, Inc.	10,850	1,045,940
Carl Zeiss Meditec AG (Germany)	419,743	6,692,352
The Cooper Companies, Inc.	149,830	5,158,647
Covidien Ltd. (Bermuda)	220,000	9,735,000
Dexcom, Inc.*	953,000	3,945,420
Edwards Lifesciences Corp.*	72,000	3,207,600
ev3, Inc.*	1,830,880	14,903,363
Gen-Probe, Inc.*	77,000	3,711,400
Hansen Medical, Inc.*	90,678	1,274,933
IDEXX Laboratories, Inc.*	50,000	2,463,000
Inverness Medical Innovations, Inc.*	158,000	4,755,800
Inverness Medical Innovations, Inc.* [1,2]	122,000	3,672,200
Micrus Endovascular Corp.*	372,000	4,597,920
Nobel Biocare Holding AG (Switzerland)	9,800	2,279,988
OraSure Technologies, Inc.*	1,088,100	7,954,011
ResMed, Inc.*	62,000	2,615,160
Sirona Dental Systems, Inc.*	211,000	5,690,670
SonoSite, Inc.*	151,000	4,292,930
STAAR Surgical Co.*	1,116,000	2,868,120
Straumann Holding AG (Switzerland)	10,000	2,855,272
Synthes, Inc. (Switzerland)	90,000	12,590,392
Thoratec Corp.*	369,400	5,278,726

		134,036,577

Health Care Providers & Services - 5.9%
Quest Diagnostics, Inc.	111,000	5,024,970
Sonic Healthcare Ltd. (Australia)	321,000	4,032,848
Tenet Healthcare Corp.*	1,035,000	5,858,100

		14,915,918

Health Care Technology - 4.8%
Cerner Corp.*	170,000	6,337,600
Eclipsys Corp.*	302,000	5,922,220

		12,259,820

Life Sciences Tools & Services - 10.0%
Caliper Life Sciences, Inc.*	2,159,153	8,096,824

Investment Portfolio - March 31, 2008 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
Exelixis, Inc.*	1,117,000	7,763,150
Luminex Corp.*	427,000	8,390,550
QIAGEN N.V.* (Netherlands)	47,995	998,296

		25,248,820

Pharmaceuticals - 8.0%
Barr Pharmaceuticals, Inc.*	160,750	7,765,833
Par Pharmaceutical Companies, Inc.*	327,000	5,686,530
Valeant Pharmaceuticals International*	530,000	6,799,900

		20,252,263

TOTAL COMMON STOCKS
(Identified Cost $264,422,010)		233,470,998

PREFERRED STOCKS - 0.9%
Financials - 0.9%
Insurance - 0.9%
Avalon HealthCare Holdings, Inc. - Series D*[1,3,4,5]
(Identified Cost $2,312,500)	925,000	2,312,500

WARRANTS - 0.2%
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Caliper Life Sciences, Inc., 8/15/2010 [1,3,6]	285,000	155,229
Caliper Life Sciences, Inc., 8/10/2011	401,109	268,743

TOTAL WARRANTS
(Identified Cost $541,580)		423,972

SHORT-TERM INVESTMENTS - 6.7%
Dreyfus Treasury Cash Management - Institutional Shares	12,020,640	12,020,640
Federal Home Loan Bank Discount Note, 5/12/2008	$5,000,000	4,988,566

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $17,009,479)		17,009,206

TOTAL INVESTMENTS - 99.9%
(Identified Cost $284,285,569)		253,216,676
OTHER ASSETS, LESS LIABILITIES - 0.1%		240,897

NET ASSETS - 100%		$253,457,573

*	Non-income producing security

ADR - American Depository Receipt

[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $6,139,929, or 2.4%, of the Series’ net assets as of March 31, 2008.

[2]	This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.
[3]	Security has been valued at fair value.

Investment Portfolio - March 31, 2008 (unaudited)

Life Sciences Series

[4]	This security was acquired June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
[5]	Avalon Healthcare Holdings, Inc. is an affiliated company as defined by the Investment Company Act of 1940.
[6]	This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.
[7]	The Chairman and CEO of the company serves as director of the Fund.

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$285,111,176
Unrealized appreciation	$12,750,414
Unrealized depreciation	(44,644,914)

Net unrealized depreciation	$(31,894,500)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$245,760,381	—
Level 2 – Other Significant Observable Inputs	$5,143,795	—
Level 3 – Significant Unobservable Inputs	$2,312,500	—
Total	$253,216,676	—

Investment Portfolio - March 31, 2008 (unaudited)

Life Sciences Series

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

Technology Series	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 3.1%
International Game Technology	147,000	$5,910,870

Health Care - 2.4%
Health Care Technology - 2.4%
Cerner Corp.*	122,000	4,548,160

Industrials - 6.1%
Commercial Services & Supplies - 3.3%
Pitney Bowes, Inc.	176,000	6,163,520

Industrial Conglomerates - 2.8%
3M Co.	67,500	5,342,625

Total Industrials		11,506,145

Information Technology - 77.6%
Communications Equipment - 20.2%
Alcatel-Lucent - ADR (France)	1,143,000	6,583,680
BigBand Networks, Inc.*	1,180,000	6,761,400
Blue Coat Systems, Inc.*	233,000	5,135,320
Cisco Systems, Inc.*	300,000	7,227,000
Harris Stratex Networks, Inc. - Class A*	388,000	3,891,640
Juniper Networks, Inc.*	188,000	4,700,000
Riverbed Technology, Inc.*	270,000	4,012,200

		38,311,240

Computers & Peripherals - 5.7%
EMC Corp.*	379,000	5,434,860
Rackable Systems, Inc.*	597,000	5,444,640

		10,879,500

Electronic Equipment & Instruments - 11.1%
AU Optronics Corp. - ADR (Taiwan)	349,000	5,999,310
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	267,000	5,962,110
LoJack Corp.*	432,000	5,460,480
Planar Systems, Inc.*	894,144	3,585,517

		21,007,417

Internet Software & Services - 2.4%
Google, Inc. - Class A*	10,200	4,492,794

IT Services - 1.9%
RightNow Technologies, Inc.*	303,900	3,616,410

Semiconductors & Semiconductor Equipment - 4.7%
Netlogic Microsystems, Inc.*	207,000	4,996,980
Trident Microsystems, Inc.*	768,630	3,958,445

		8,955,425

Software - 31.6%
Aladdin Knowledge Systems Ltd.* (Israel)	385,000	7,326,550
Amdocs Ltd.* (Guernsey)	208,000	5,898,880
Autodesk, Inc.*	107,000	3,368,360

Investment Portfolio - March 31, 2008 (unaudited)

Technology Series	Shares	Value
Microsoft Corp.	201,000	5,704,380
Salesforce.com, Inc.*	110,000	6,365,700
SAP AG - ADR (Germany)	162,000	8,030,340
Sonic Solutions*	692,000	6,677,800
TIBCO Software, Inc.*	1,058,000	7,554,120
Utimaco Safeware AG (Germany)	565,000	9,052,915

		59,979,045

Total Information Technology		147,241,831

Materials - 2.7%
Chemicals - 2.7%
NITTO DENKO Corp. (Japan)	120,000	5,069,235

Telecommunication Services - 7.6%
Diversified Telecommunication Services - 2.7%
Telus Corp. (Canada)	122,000	5,105,700

Wireless Telecommunication Services - 4.9%
Hutchison Telecommunications International Ltd. - ADR (Hong Kong)	331,000	7,119,810
SK Telecom Co. Ltd. - ADR (South Korea)	100,000	2,161,000

		9,280,810

Total Telecommunication Services		14,386,510

TOTAL COMMON STOCKS
(Identified Cost $205,248,325)		188,662,751

SHORT-TERM INVESTMENTS - 2.2%
Dreyfus Treasury Cash Management - Institutional Shares	4,217,833	4,217,833

(Identified Cost $4,217,833)
TOTAL INVESTMENTS - 101.7%
(Identified Cost $209,466,158)		192,880,584
LIABILITIES, LESS OTHER ASSETS - (1.7%)		(3,209,722)

NET ASSETS - 100%		$189,670,862

*	Non-income producing security

ADR - American Depository Receipt

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$209,466,158
Unrealized appreciation	$11,723,413
Unrealized depreciation	(28,308,987)

Net unrealized depreciation	$(16,585,574)

Investment Portfolio - March 31, 2008 (unaudited)

Technology Series

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$192,880,584	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$192,880,584	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
COMMON STOCKS - 91.6%

Consumer Discretionary - 10.9%
Auto Components - 2.0%
Hankook Tire Co. Ltd. (South Korea)	99,000	$1,569,841
Tenneco, Inc.*	62,970	1,759,382

		3,329,223

Distributors - 0.6%
Building Materials Holding Corp.	210,720	922,954

Household Durables - 1.1%
KB Home	75,450	1,865,878

Media - 5.8%
Acme Communications, Inc.	396,000	799,920
Charter Communications, Inc. - Class A*	4,523,830	3,854,303
Mediacom Communications Corp. - Class A*	1,115,190	4,828,773

		9,482,996

Specialty Retail - 1.4%
Tractor Supply Co.*	56,690	2,240,389

Total Consumer Discretionary		17,841,440

Consumer Staples - 2.2%
Beverages - 0.3%
National Beverage Corp.	74,400	570,648

Food & Staples Retailing - 1.1%
United Natural Foods, Inc.*	97,420	1,822,728

Food Products - 0.8%
Lancaster Colony Corp.	12,200	487,512
Tootsie Roll Industries, Inc.	31,470	793,034

		1,280,546

Total Consumer Staples		3,673,922

Energy - 8.5%
Energy Equipment & Services - 3.8%
Calfrac Well Services Ltd. (Canada)	141,250	3,076,337
Trican Well Service Ltd. (Canada)	147,940	3,098,061

		6,174,398

Oil, Gas & Consumable Fuels - 4.7%
Edge Petroleum Corp.*	796,320	3,209,170

Investment Portfolio - March 31, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Evergreen Energy, Inc.*	390,120	600,785
Forest Oil Corp.*	55,000	2,692,800
Mariner Energy, Inc.*	44,511	1,202,242

		7,704,997

Total Energy		13,879,395

Financials - 8.0%
Commercial Banks - 4.6%
The Bancorp, Inc.*	111,570	1,347,766
Boston Private Financial Holdings, Inc.	92,830	983,070
Citizens & Northern Corp.	24,661	489,028
National Bankshares, Inc.	26,000	463,060
Potomac Bancshares, Inc.	28,592	365,978
TCF Financial Corp.	96,280	1,725,338
Tower Bancorp, Inc.	8,825	337,556
Wilmington Trust Corp.	56,940	1,770,834

		7,482,630

Consumer Finance - 1.6%
Nelnet, Inc. - Class A	225,940	2,654,795

Insurance - 1.2%
LandAmerica Financial Group, Inc.	48,000	1,894,560

Real Estate Management & Development - 0.6%
Rodobens Negocios Imobiliarios S.A. (Brazil)	85,100	1,029,060

Total Financials		13,061,045

Health Care - 21.2%
Biotechnology - 1.7%
Medarex, Inc.*	93,410	826,678
Senomyx, Inc.*	327,405	1,931,690

		2,758,368

Health Care Equipment & Supplies - 9.3%
The Cooper Companies, Inc.	92,460	3,183,398
ev3, Inc.*	504,188	4,104,090
Inverness Medical Innovations, Inc.*	47,330	1,424,633
OraSure Technologies, Inc.*	490,800	3,587,748
SonoSite, Inc.*	66,280	1,884,340
Wright Medical Group, Inc.*	45,510	1,098,611

		15,282,820

Health Care Providers & Services - 2.1%
Diagnosticos da America S.A. (Brazil)	176,760	3,517,060

Investment Portfolio - March 31, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Health Care Technology - 2.1%
AMICAS, Inc.*	628,000	1,413,000
Eclipsys Corp.*	101,380	1,988,062

		3,401,062

Life Sciences Tools & Services - 2.8%
Affymetrix, Inc.*	87,480	1,523,027
Caliper Life Sciences, Inc.*	596,880	2,238,300
Exelixis, Inc.*	128,910	895,924

		4,657,251

Pharmaceuticals - 3.2%
Par Pharmaceutical Companies, Inc.*	172,840	3,005,688
Valeant Pharmaceuticals International*	169,890	2,179,689

		5,185,377

Total Health Care		34,801,938

Industrials - 9.1%
Airlines - 4.2%
AirTran Holdings, Inc.*	359,890	2,375,274
AMR Corp.*	31,000	279,620
Continental Airlines, Inc. - Class B*	75,960	1,460,711
JetBlue Airways Corp.*	475,490	2,757,842

		6,873,447

Building Products - 2.1%
Owens Corning, Inc.*	187,920	3,406,990

Commercial Services & Supplies - 1.2%
Covanta Holding Corp.*	71,200	1,958,000

Machinery - 1.6%
FreightCar America, Inc.	79,420	2,724,106

Total Industrials		14,962,543

Information Technology - 25.0%
Communications Equipment - 4.7%
BigBand Networks, Inc.*	349,960	2,005,271
Blue Coat Systems, Inc.*	71,820	1,582,913
Harris Stratex Networks, Inc. - Class A*	163,870	1,643,616
Riverbed Technology, Inc.*	166,280	2,470,921

		7,702,721

Computers & Peripherals - 0.9%

Investment Portfolio - March 31, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Rackable Systems, Inc.*	170,120	1,551,494

Electronic Equipment & Instruments - 3.3%
LoJack Corp.*	242,620	3,066,717
Mechanical Technology, Inc.*	519,740	280,660
Planar Systems, Inc.*	500,020	2,005,080

		5,352,457

Internet Software & Services - 3.8%
iPass, Inc.*	365,950	1,105,169
Online Resources Corp.*	452,440	4,352,473
WebMD Health Corp. - Class A*	30,520	719,356

		6,176,998

IT Services - 1.6%
Gevity HR, Inc.	154,740	1,340,048
RightNow Technologies, Inc.*	113,880	1,355,172

		2,695,220

Office Electronics - 0.6%
Boewe Systec AG (Germany)	31,570	1,019,657

Semiconductors & Semiconductor Equipment - 2.0%
Netlogic Microsystems, Inc.*	71,390	1,723,355
Trident Microsystems, Inc.*	301,670	1,553,600

		3,276,955

Software - 8.1%
Borland Software Corp.*	1,255,780	2,536,676
Sonic Solutions*	341,600	3,296,440
UbiSoft Entertainment S.A.* (France)	38,400	3,307,951
Utimaco Safeware AG (Germany)	261,920	4,196,707

		13,337,774

Total Information Technology		41,113,276

Materials - 6.7%
Chemicals - 3.7%
Calgon Carbon Corp.*	298,120	4,486,706
The Scotts Miracle-Gro Co. - Class A	50,120	1,624,890

		6,111,596

Containers & Packaging - 1.1%
Bemis Co., Inc.	68,920	1,752,636

Paper & Forest Products - 1.9%

Investment Portfolio - March 31, 2008 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Louisiana-Pacific Corp.	187,840	1,724,371
Norbord, Inc. (Canada)	300,540	1,464,334

		3,188,705

Total Materials		11,052,937

TOTAL COMMON STOCKS
(Identified Cost $198,142,211)		150,386,496

SHORT-TERM INVESTMENTS - 8.4%
Dreyfus Treasury Cash Management - Institutional Shares	3,754,656	3,754,656
Fannie Mae Discount Note, 5/12/2008	$7,000,000	6,982,326
Federal Home Loan Discount Note, 5/12/2008	3,000,000	2,992,425

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,728,951)		13,729,407

TOTAL INVESTMENTS - 100.0%
(Identified Cost $211,871,162)		164,115,903
LIABILITIES, LESS OTHER ASSETS - (0.0%)**		(42,231)

NET ASSETS - 100%		$164,073,672

*	Non-income producing security
**	Less than 0.1%

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$211,871,162
Unrealized appreciation	$11,092,218
Unrealized depreciation	(58,847,477)

Net unrealized depreciation	$(47,755,259)

Investment Portfolio - March 31, 2008 (unaudited)

Small Cap Series

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$154,141,152	—
Level 2 – Other Significant Observable Inputs	$9,974,751	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$164,115,903	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
COMMON STOCKS - 94.0%

Financials - 81.2%
Capital Markets - 11.7%
Bank of New York Mellon Corp.[1]	88,000	$3,672,240
Franklin Resources, Inc.	40,000	3,879,600
Merrill Lynch & Co., Inc.	120,300	4,901,022
Morgan Stanley	85,100	3,889,070
SEI Investments Co.	305,000	7,530,450

		23,872,382

Commercial Banks - 27.7%
The Bancorp, Inc.*	267,000	3,225,360
Boston Private Financial Holdings, Inc.	128,700	1,362,933
HSBC Holdings plc - ADR (United Kingdom)	65,600	5,398,880
Huntington Bancshares, Inc.	157,500	1,693,125
KeyCorp	49,690	1,090,696
PNC Financial Services Group, Inc.	135,500	8,884,735
Royal Bank of Scotland Group plc (United Kingdom)	512,900	3,432,531
Societe Generale - ADR (France)	155,100	3,048,475
SunTrust Banks, Inc.	30,600	1,687,284
TCF Financial Corp.	252,300	4,521,216
U.S. Bancorp	276,600	8,950,776
Wachovia Corp.	226,100	6,104,700
Webster Financial Corp.	66,600	1,856,142
Wells Fargo & Co.	107,900	3,139,890
Wilmington Trust Corp.	64,200	1,996,620

		56,393,363

Consumer Finance - 5.4%
American Express Co.	95,000	4,153,400
Capital One Financial Corp.	95,200	4,685,744
Nelnet, Inc. - Class A	182,200	2,140,850

		10,979,994

Diversified Financial Services - 14.2%
Bank of America Corp.	211,000	7,999,010
Citigroup, Inc.	292,000	6,254,640
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	32,400	1,938,977
JPMorgan Chase & Co.	201,700	8,663,015
Moody’s Corp.	117,200	4,082,076

		28,937,718

Insurance - 19.6%
Allianz SE (Germany)	21,500	4,268,979
American International Group, Inc.	115,500	4,995,375
First American Corp.	85,000	2,884,900
LandAmerica Financial Group, Inc.	65,000	2,565,550
Philadelphia Consolidated Holding Corp.*	116,000	3,735,200
Principal Financial Group, Inc.	63,400	3,532,648
The Progressive Corp.	303,800	4,882,066
SAFECO Corp.	89,000	3,905,320
Torchmark Corp.	68,500	4,117,535
Willis Group Holdings Ltd. (United Kingdom)	147,200	4,947,392

		39,834,965

Investment Portfolio - March 31, 2008 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
Thrifts & Mortgage Finance - 2.6%
First Niagara Financial Group, Inc.	91,800	1,247,562
Flagstar Bancorp, Inc.	311,300	2,247,586
IndyMac Bancorp, Inc.	365,400	1,812,384

		5,307,532

Total Financials		165,325,954

Information Technology - 12.8%
Internet Software & Services - 2.3%
Online Resources Corp.*	498,000	4,790,760

IT Services - 10.5%
Automatic Data Processing, Inc.	196,450	8,327,515
Gevity HR, Inc.	816,000	7,066,560
Paychex, Inc.	58,975	2,020,484
Western Union Co.	185,000	3,934,950

		21,349,509

Total Information Technology		26,140,269

TOTAL COMMON STOCKS
(Identified Cost $229,351,841)		191,466,223

SHORT-TERM INVESTMENTS - 5.7%
Dreyfus Treasury Cash Management - Institutional Shares	6,630,962	6,630,962
Fannie Mae Discount Note, 5/12/2008	$5,000,000	4,987,376

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,619,118)		11,618,338

TOTAL INVESTMENTS - 99.7%
(Identified Cost $240,970,959)		203,084,561
OTHER ASSETS, LESS LIABILITIES - 0.3%		551,677

NET ASSETS - 100%		$203,636,238

*	Non-income producing security

ADR - American Depository Receipt

[1]	Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$240,970,959
Unrealized appreciation	$2,470,958
Unrealized depreciation	(40,357,356)

Net unrealized depreciation	$(37,886,398)

Investment Portfolio - March 31, 2008 (unaudited)

Financial Services Series

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$195,048,710	—
Level 2 – Other Significant Observable Inputs	$8,035,851	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$203,084,561	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

International Series	Shares/ Principal Amount	Value
COMMON STOCKS - 91.3%

Consumer Discretionary - 9.7%
Auto Components - 0.9%
Hankook Tire Co. Ltd. (South Korea)	143,000	$2,267,549

Household Durables - 2.6%
Corporacion Geo S.A. de C.V. - Class B* (Mexico)	627,000	2,002,587
LG Electronics, Inc. (South Korea)	35,000	4,489,446

		6,492,033

Media - 3.8%
Impresa S.A. (SGPS)* (Portugal)	338,000	795,018
Mediaset S.p.A. (Italy)	175,000	1,618,861
Reed Elsevier plc - ADR (United Kingdom)	48,131	2,454,681
Societe Television Francaise 1 (France)	86,800	1,908,731
Wolters Kluwer N.V. (Netherlands)	105,037	2,780,669
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. - ADR (Portugal)	13,275	157,973

		9,715,933

Multiline Retail - 1.1%
PPR (France)	18,300	2,711,186

Specialty Retail - 0.6%
KOMERI Co. Ltd. (Japan)	67,000	1,620,209

Textiles, Apparel & Luxury Goods - 0.7%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,660,473

Total Consumer Discretionary		24,467,383

Consumer Staples - 18.3%
Beverages - 3.7%
Diageo plc (United Kingdom)	130,000	2,620,999
Kirin Holdings Co. Ltd. (Japan)	173,000	3,272,175
Scottish & Newcastle plc (United Kingdom)	229,000	3,589,983

		9,483,157

Food & Staples Retailing - 4.7%
Carrefour S.A. (France)	38,832	2,995,753
Casino Guichard-Perrachon S.A. (France)	27,300	3,272,707
President Chain Store Corp. (Taiwan)	495,000	1,695,038
Tesco plc (United Kingdom)	533,000	4,008,632

		11,972,130

Food Products - 7.0%
Cadbury Schweppes plc (United Kingdom)	358,000	3,932,153
Groupe Danone (France)	31,952	2,856,901
Nestle S.A. (Switzerland)	8,400	4,198,308
Suedzucker AG (Germany)	72,400	1,605,790
Unilever plc - ADR (United Kingdom)	148,000	4,990,560

		17,583,712

Household Products - 1.9%
Kao Corp. (Japan)	47,000	1,332,280
Reckitt Benckiser Group plc (United Kingdom)	62,500	3,461,542

		4,793,822

Personal Products - 1.0%
Clarins S.A. (France)	35,777	2,425,722

Total Consumer Staples		46,258,543

Investment Portfolio - March 31, 2008 (unaudited)

International Series	Shares/ Principal Amount	Value
Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
BP plc (United Kingdom)	205,000	2,082,829
Eni S.p.A. (Italy)	143,154	4,881,252
Royal Dutch Shell plc - Class B (Netherlands)	70,500	2,372,710
Total S.A. (France)	45,160	3,353,476

Total Energy		12,690,267

Financials - 21.7%
Capital Markets - 0.9%
Daiwa Securities Group, Inc. (Japan)	79,000	684,889
Nomura Holdings, Inc. (Japan)	63,000	941,902
OSK Holdings Berhad (Malaysia)	1,337,000	769,496

		2,396,287

Commercial Banks - 10.0%
Aareal Bank AG (Germany)	92,000	3,016,465
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	801,467
BNP Paribas (France)	26,000	2,622,287
The Chugoku Bank Ltd. (Japan)	137,000	1,964,409
Commerzbank AG (Germany)	62,500	1,967,339
Credit Agricole S.A. (France)	57,900	1,791,466
The Hachijuni Bank Ltd. (Japan)	244,000	1,549,789
Hong Leong Financial Group Berhad (Malaysia)	653,000	906,888
Intesa Sanpaolo (Italy)	159,799	1,126,340
Mitsubishi UFJ Financial Group, Inc. (Japan)	170,000	1,466,988
Royal Bank of Scotland Group plc (United Kingdom)	248,100	1,660,384
Societe Generale (France)	11,312	1,107,504
Societe Generale - New Shares (France)	2,828	272,099
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,700,201
UniCredito Italiano S.p.A. (Italy)	489,000	3,273,020

		25,226,646

Diversified Financial Services - 1.0%
ING Groep N.V. (Netherlands)	65,395	2,448,686

Insurance - 5.7%
Allianz SE (Germany)	32,620	6,476,934
Axa (France)	44,892	1,629,228
Muenchener Rueckver AG (Germany)	32,400	6,342,210

		14,448,372

Real Estate Investment Trusts (REITS) - 2.1%
Alstria Office REIT AG* (Germany)	250,000	5,327,798

Real Estate Management & Development - 2.0%
IOI Properties Berhad (Malaysia)	372,000	1,384,673
Klabin Segall S.A. (Brazil)	140,000	686,431
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	3,131,921

		5,203,025

Total Financials		55,050,814

Health Care - 6.5%
Health Care Equipment & Supplies - 1.0%
Straumann Holding AG (Switzerland)	9,189	2,623,710

Pharmaceuticals - 5.5%
AstraZeneca plc (United Kingdom)	22,300	833,711

Investment Portfolio - March 31, 2008 (unaudited)

International Series	Shares/ Principal Amount	Value
AstraZeneca plc - ADR (United Kingdom)	37,000	1,405,630
GlaxoSmithKline plc (United Kingdom)	138,000	2,919,215
Novartis AG - ADR (Switzerland)	49,000	2,510,270
Sanofi-Aventis (France)	21,083	1,581,549
Shire plc (United Kingdom)	170,000	3,284,087
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,401,967

		13,936,429

Total Health Care		16,560,139

Industrials - 6.6%
Airlines - 1.8%
Deutsche Lufthansa AG (Germany)	164,800	4,469,452

Commercial Services & Supplies - 0.5%
Taiwan Secom Co. Ltd. (Taiwan)	627,210	1,292,791

Electrical Equipment - 0.8%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	2,019,558

Industrial Conglomerates - 2.3%
Siemens AG (Germany)	41,000	4,478,176
Sonae Capital* (Portugal)	83,637	182,201
Sonae S.A. (SGPS) (Portugal)	669,100	1,230,526

		5,890,903

Machinery - 0.6%
FANUC Ltd. (Japan)	15,500	1,474,413

Transportation Infrastructure - 0.6%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,588,789

Total Industrials		16,735,906

Information Technology - 5.2%
Communications Equipment - 0.5%
D-Link Corp. (Taiwan)	771,936	1,273,386

Electronic Equipment & Instruments - 1.9%
KEYENCE Corp. (Japan)	4,950	1,138,411
Samsung SDI Co. Ltd. (South Korea)	34,200	2,690,819
Yageo Corp. (Taiwan)	2,690,000	987,570

		4,816,800

Semiconductors & Semiconductor Equipment - 1.6%
Hynix Semiconductor, Inc.* (South Korea)	66,000	1,856,479
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	217,378	2,232,472

		4,088,951

Software - 1.2%
SAP AG (Germany)	61,400	3,043,491

Total Information Technology		13,222,628

Materials - 4.6%
Chemicals - 3.4%
Arkema* (France)	1,129	63,127
Bayer AG (Germany)	107,350	8,608,742

		8,671,869

Construction Materials - 1.2%
Taiwan Cement Corp. (Taiwan)	1,503,790	2,916,375

Investment Portfolio - March 31, 2008 (unaudited)

International Series	Shares/ Principal Amount	Value
Total Materials		11,588,244

Telecommunication Services - 5.8%
Diversified Telecommunication Services - 5.1%
France Telecom S.A. (France)	124,500	4,186,228
France Telecom S.A. - ADR (France)	31,000	1,040,980
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	1,090,473
Swisscom AG - ADR (Switzerland)	85,000	2,924,145
Telefonica S.A. - ADR (Spain)	18,250	1,578,808
Telenor ASA - ADR (Norway)	36,250	2,084,375

		12,905,009

Wireless Telecommunication Services - 0.7%
Digi.com Berhad (Malaysia)	227,000	1,732,499

Total Telecommunication Services		14,637,508

Utilities - 7.9%
Electric Utilities - 3.2%
E.ON AG (Germany)	43,737	8,160,944

Multi-Utilities - 2.4%
National Grid plc (United Kingdom)	229,000	3,142,371
Suez S.A. (France)	43,340	2,844,087

		5,986,458

Water Utilities - 2.3%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	135,040	3,004,140
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	2,749,715

		5,753,855

Total Utilities		19,901,257

TOTAL COMMON STOCKS
(Identified Cost $165,069,715)		231,112,689

SHORT-TERM INVESTMENTS - 9.4%
Dreyfus Treasury Cash Management - Institutional Shares	10,760,954	10,760,954
Fannie Mae Discount Note, 5/12/2008	$13,000,000	12,967,177

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $23,730,157)		23,728,131

TOTAL INVESTMENTS - 100.7%
(Identified Cost $188,799,872)		254,840,820
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(1,725,172)

NET ASSETS - 100%		$253,115,648

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Contracts to Deliver		In Exchange For	Contracts At Value	Unrealized Appreciation/ (Depreciation)
4/15/2008	EUR	22,713,000	$35,391,851	$35,836,236	$(444,385)

EUR - European Monetary Unit

*	Non-income producing security

ADR - American Depository Receipt

Investment Portfolio - March 31, 2008 (unaudited)

International Series

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 21.1%; United Kingdom - 16.0%; France - 15.1%.

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$188,799,872
Unrealized appreciation	$75,402,986
Unrealized depreciation	(9,362,038)

Net unrealized appreciation	$66,040,948

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$236,707,150	$(444,385)
Level 2 – Other Significant Observable Inputs	$18,133,670	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$254,840,820	$(444,385)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
COMMON STOCKS - 93.9%

Consumer Discretionary - 9.4%
Hotels, Restaurants & Leisure - 1.5%
Club Mediterranee S.A.* (France)	263,000	$14,095,143

Leisure Equipment & Products - 0.5%
Sankyo Co. Ltd. (Japan)	77,200	4,585,832

Media - 3.9%
Grupo Televisa S.A. - ADR (Mexico)	737,670	17,881,121
Societe Television Francaise 1 (France)	849,190	18,673,681

		36,554,802

Specialty Retail - 2.5%
Kingfisher plc (United Kingdom)	4,802,880	12,580,719
Valora Holding AG (Switzerland)	42,000	10,955,786

		23,536,505

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)	135,000	8,993,322

Total Consumer Discretionary		87,765,604

Consumer Staples - 13.1%
Food & Staples Retailing - 1.5%
Carrefour S.A. (France)	174,000	13,423,493

Food Products - 6.8%
Cadbury Schweppes plc (United Kingdom)	1,567,570	17,217,669
Nestle S.A. (Switzerland)	37,190	18,587,509
Unilever plc - ADR (United Kingdom)	827,070	27,888,800

		63,693,978

Personal Products - 4.8%
Clarins S.A. (France)	255,000	17,289,295
L’Oreal S.A. (France)	150,410	19,099,532
Natura Cosmeticos S.A. (Brazil)	813,590	8,418,847

		44,807,674

Total Consumer Staples		121,925,145

Energy - 6.7%
Energy Equipment & Services - 6.7%
Calfrac Well Services Ltd. (Canada)	1,183,280	25,771,105
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	82,320	20,490,659
Trican Well Service Ltd. (Canada)	778,160	16,295,711

Total Energy		62,557,475

Financials - 12.4%
Capital Markets - 1.4%
Macquarie Group Ltd. (Australia)	264,070	12,744,463

Commercial Banks - 5.8%
Aareal Bank AG (Germany)	241,000	7,901,826
HSBC Holdings plc (United Kingdom)	1,038,370	17,102,516
Royal Bank of Scotland Group plc (United Kingdom)	2,705,250	18,104,609
Societe Generale (France)	97,340	9,530,091
Societe Generale - New shares (France)	15,250	1,467,295

		54,106,337

Investment Portfolio - March 31, 2008 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Diversified Financial Services - 2.1%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	329,810	19,737,473

Insurance - 3.1%
Allianz SE (Germany)	105,660	20,979,549
Willis Group Holdings Ltd. (United Kingdom)	232,000	7,797,520

		28,777,069

Total Financials		115,365,342

Health Care - 18.1%
Health Care Equipment & Supplies - 5.5%
Covidien Ltd. (Bermuda)	220,010	9,735,442
Nobel Biocare Holding AG (Switzerland)	39,400	9,166,482
Straumann Holding AG (Switzerland)	31,390	8,962,700
Synthes, Inc. (Switzerland)	168,740	23,605,586

		51,470,210

Health Care Providers & Services - 4.6%
BML, Inc. (Japan)	322,000	5,799,619
Bumrungrad Hospital Public Co. Ltd. (Thailand)	2,116,700	2,286,870
Diagnosticos da America S.A. (Brazil)	475,390	9,459,014
Sonic Healthcare Ltd. (Australia)	1,987,350	24,967,849

		42,513,352

Life Sciences Tools & Services - 3.7%
Lonza Group AG (Switzerland)	166,022	22,021,450
QIAGEN N.V.* (Netherlands)	597,486	12,427,709

		34,449,159

Pharmaceuticals - 4.3%
Novartis AG - ADR (Switzerland)	610,300	31,265,669
Santen Pharmaceutical Co. Ltd. (Japan)	388,500	9,063,441

		40,329,110

Total Health Care		168,761,831

Industrials - 13.6%
Aerospace & Defense - 3.4%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	805,950	31,843,085

Air Freight & Logistics - 4.0%
Deutsche Post AG (Germany)	243,580	7,451,940
TNT N.V. (Netherlands)	796,330	29,579,372

		37,031,312

Electrical Equipment - 2.0%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	679,755	18,299,005

Industrial Conglomerates - 3.0%
Siemens AG (Germany)	166,090	18,140,981
Tyco International Ltd. (Bermuda)	221,280	9,747,384

		27,888,365

Machinery - 1.2%
Schindler Holding AG (Switzerland)	157,000	11,764,327

Total Industrials		126,826,094

Information Technology - 15.0%
Communications Equipment - 1.8%
Alcatel-Lucent - ADR (France)	2,869,220	16,526,707

Investment Portfolio - March 31, 2008 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Electronic Equipment & Instruments - 2.7%
AU Optronics Corp. - ADR (Taiwan)	729,000	12,531,510
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	571,500	12,761,595

		25,293,105

IT Services - 1.0%
Atos Origin S.A.* (France)	174,930	9,736,896

Software - 9.5%
Aladdin Knowledge Systems Ltd.* (Israel)	207,430	3,947,393
Amdocs Ltd.* (Guernsey)	956,140	27,116,130
Misys plc (United Kingdom)	2,510,000	6,898,478
SAP AG - ADR (Germany)	373,670	18,522,822
Square Enix Co. Ltd. (Japan)	327,000	11,418,423
UbiSoft Entertainment S.A.* (France)	243,320	20,960,696

		88,863,942

Total Information Technology		140,420,650

Materials - 4.0%
Chemicals - 1.9%
NITTO DENKO Corp. (Japan)	423,400	17,885,952

Paper & Forest Products - 2.1%
Norbord, Inc. (Canada)	3,980,860	19,396,122

Total Materials		37,282,074

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
Hutchison Telecommunications International Ltd. (Hong Kong)	5,653,000	8,062,847
SK Telecom Co. Ltd. - ADR (South Korea)	337,000	7,282,570

Total Telecommunication Services		15,345,417

TOTAL COMMON STOCKS
(Identified Cost $898,260,456)		876,249,632

SHORT-TERM INVESTMENTS - 6.4%
Dreyfus Treasury Cash Management - Institutional Shares	19,949,894	19,949,894
Fannie Mae Discount Note, 5/12/2008	$40,000,000	39,899,007

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $59,855,139)		59,848,901

TOTAL INVESTMENTS - 100.3%
(Identified Cost $958,115,595)		936,098,533
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(3,160,521)

NET ASSETS - 100%		$932,938,012

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Contracts to Deliver		In Exchange For	Contracts At Value	Unrealized Appreciation/ (Depreciation)
4/15/2008	EUR	77,700,000	$121,073,694	$122,593,911	$(1,520,217)

EUR - European Monetary Unit

*	Non-income producing security

ADR - American Depository Receipt

Investment Portfolio - March 31, 2008 (unaudited)

World Opportunities Series

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France - 19.4%; Switzerland - 16.6%; United Kingdom - 11.5%.

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$958,115,595
Unrealized appreciation	$55,283,623
Unrealized depreciation	(77,300,685)

Net unrealized depreciation	$(22,017,062)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$896,199,526	$(1,520,217)
Level 2 – Other Significant Observable Inputs	$39,899,007	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$936,098,533	$(1,520,217)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
NEW YORK MUNICIPAL SECURITIES - 95.2%

Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2024	Aaa	$845,000	$848,946
Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2025	Aaa	365,000	365,737
Beacon City School District, G.O. Bond, MBIA	5.600%	7/15/2019	Aaa	500,000	529,235
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2023	Aa3	900,000	839,556
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2024	Aa3	815,000	747,461
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, MBIA	5.000%	9/1/2016	Aaa	525,000	573,169
Buffalo Municipal Water Finance Authority, Water Systems, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	7/1/2028	Baa3	750,000	763,567
Chautauqua County, Public Impt., Series B, G.O. Bond, MBIA	4.500%	12/15/2018	Aaa	485,000	507,557
Clyde-Savannah Central School District, G.O. Bond, FGIC	5.000%	6/1/2013	A2	500,000	545,585
Colonie, G.O. Bond, MBIA	5.200%	8/15/2008	Aaa	40,000	40,444
Dryden Central School District, G.O. Bond, FSA	5.500%	6/15/2011	Aaa	200,000	201,412
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aaa	315,000	328,945
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aaa	360,000	371,815
Eastchester, Public Impt., Series B, G.O. Bond, FSA	4.900%	10/15/2011	Aaa	385,000	385,474
Ellenville Central School District, G.O. Bond, FSA	5.375%	5/1/2009	Aaa	210,000	210,556
Ellenville Central School District, G.O. Bond, AMBAC	5.700%	5/1/2011	Aaa	700,000	708,743
Erie County, Public Impt., Series A, G.O. Bond, FGIC	4.750%	10/1/2016	Baa3	550,000	570,168
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Baa3	500,000	527,770
Fairport Central School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa	500,000	520,935
Franklin Square Union Free School District, G.O. Bond, FGIC	5.000%	1/15/2021	A2	520,000	532,043
Freeport, Series A, G.O. Bond, FGIC	4.000%	1/15/2014	A3	540,000	557,275
Greece Central School District, G.O. Bond, FSA	4.600%	6/15/2018	Aaa	180,000	190,580
Greece Central School District, G.O. Bond, FSA	4.000%	6/15/2019	Aaa	2,675,000	2,682,249
Hampton Bays Union Free School District, G.O. Bond, FSA	4.250%	9/15/2026	Aaa	1,140,000	1,081,187
Haverstraw-Stony Point Central School District, G.O. Bond, FSA	4.500%	10/15/2032	Aaa	2,000,000	1,897,420
Hempstead Town, Unrefunded Balance, Series B, G.O. Bond, FGIC	5.625%	2/1/2010	Aa1	165,000	166,609
Huntington, G.O. Bond, MBIA	5.875%	9/1/2009	Aaa	45,000	45,615
Islip, Public Impt., G.O. Bond, FGIC	5.375%	6/15/2015	Aa2	1,555,000	1,643,044
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC	5.750%	6/15/2009	Aaa	420,000	440,101
Johnson City Central School District, G.O. Bond, FGIC	4.250%	6/15/2024	Baa3	500,000	470,205
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2028	Baa3	1,000,000	915,060
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2030	Baa3	985,000	890,795
Le Roy Central School District, G.O. Bond, FGIC	0.100%	6/15/2008	Baa1	350,000	348,624
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, MBIA	4.500%	5/1/2028	Aaa	1,880,000	1,759,398
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2019	A3	1,000,000	1,036,080
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2025	A3	1,690,000	1,695,509
Longwood Central School District at Middle Island, G.O. Bond, FSA	5.000%	6/15/2017	Aaa	250,000	256,657
Longwood Central School District at Middle Island, G.O. Bond, FSA	5.000%	6/15/2018	Aaa	250,000	256,657
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Series B, Revenue Bond, AMBAC	5.000%	7/1/2018	Aaa	1,500,000	1,614,975
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, MBIA	5.000%	11/15/2030	Aaa	750,000	753,952
Metropolitan Transportation Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2025	A2	1,500,000	1,494,690
Metropolitan Transportation Authority, Series A, Revenue Bond, FSA	5.000%	11/15/2030	Aaa	500,000	501,610
Metropolitan Transportation Authority, Series B, Revenue Bond, FSA	4.500%	11/15/2032	Aaa	500,000	468,155
Monroe County, Water Impt., G.O. Bond	5.250%	2/1/2017	Baa2	240,000	241,414
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Aaa	1,000,000	982,860
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3	1,700,000	1,724,463
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2013	A2	790,000	832,976
Nassau County, Combined Sewer Districts, Series F, G.O. Bond, MBIA	5.350%	7/1/2008	Aaa	1,500,000	1,512,330
Nassau County, General Impt., Series C, G.O. Bond, FSA	5.125%	1/1/2014	Aaa	500,000	528,335
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aaa	1,000,000	1,009,330
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2023	Aaa	200,000	192,392
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2024	Aaa	250,000	236,825
New York City, Series K, G.O. Bond, FSA	5.375%	8/1/2020	Aaa	1,000,000	1,034,110
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa3	1,000,000	1,017,120
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa3	500,000	519,015
New York City, Prerefunded Balance, Series I, G.O. Bond, MBIA	5.000%	5/15/2028	AAA[2]	175,000	177,445
New York City, Unrefunded Balance, Series I, G.O. Bond, MBIA	5.000%	5/15/2028	AAA[2]	1,725,000	1,726,966
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aaa	750,000	738,975
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series A, Revenue Bond	5.500%	2/15/2011	Aa1	1,000,000	1,067,960
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aa2	750,000	753,472
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aaa	500,000	460,260
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa2	1,250,000	1,102,712
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2	1,000,000	919,260
New York State, Series C, G.O. Bond, FSA	5.000%	4/15/2012	Aa3	700,000	759,612
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3	500,000	513,940
New York State, Prerefunded Balance, Series D, G.O. Bond, AMBAC	5.000%	7/15/2015	Aaa	500,000	509,675
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3	475,000	500,436
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	504,340
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	440,000	474,593
New York State Environmental Facilities Corp., Pollution Control, Series A, Revenue Bond	5.200%	6/15/2015	Aaa	25,000	25,131
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	1,000,000	1,009,360
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	300,810
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA	5.000%	6/15/2021	Aaa	600,000	616,326
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA[2]	750,000	803,550
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1	200,000	217,098
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	926,190
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1	1,500,000	1,382,895
New York State Dormitory Authority, Personal Income Tax, Series F, Revenue Bond	5.000%	3/15/2023	AAA[2]	1,475,000	1,522,156
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	Aaa	340,000	345,226
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, MBIA	5.250%	4/1/2011	Aaa	1,000,000	1,075,410
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aaa	750,000	769,072
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	Aaa	1,500,000	1,561,830
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa3	320,000	350,064
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, MBIA	5.250%	4/1/2016	Aaa	300,000	326,538
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	3/15/2014	Aaa	500,000	547,120
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	3/15/2016	Aaa	300,000	328,272
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa	195,000	196,769
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa	180,000	181,633
New York State Urban Development Corp., Unrefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa	25,000	25,116
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, FSA	5.250%	1/1/2014	Aaa	500,000	540,930
New York State Urban Development Corp., Correctional Capital Facilities, Series C, Revenue Bond, MBIA	4.250%	3/15/2024	Aaa	1,000,000	951,050
Niagara County, Series B, G.O. Bond, MBIA	5.200%	1/15/2011	Aaa	400,000	402,692
Niagara Falls City School District, G.O. Bond, FSA	4.375%	9/15/2029	AAA[2]	885,000	824,829
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2019	A2	610,000	614,990

Investment Portfolio - March 31, 2008 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2020	A2	850,000	849,890
Norwich City School District, G.O. Bond, FSA	5.000%	6/15/2010	Aaa	250,000	264,123
Panama Central School District, G.O. Bond, FGIC	5.000%	6/15/2019	A2	595,000	615,456
Patchogue-Medford Union Free School District, Series A, G.O. Bond, FGIC	3.500%	7/1/2012	Baa3	805,000	822,863
Pavilion Central School District, G.O. Bond, FSA	5.625%	6/15/2018	Aaa	880,000	929,430
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2021	Aaa	850,000	864,858
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2022	Aaa	450,000	457,866
Pulaski Central School District, Series A, G.O. Bond, FGIC	4.500%	6/15/2026	Baa3	425,000	404,651
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2031	Aaa	435,000	403,454
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2032	Aaa	510,000	471,148
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.500%	5/1/2033	Aaa	410,000	389,861
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA	4.250%	6/15/2014	Aaa	1,180,000	1,247,944
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aaa	250,000	268,483
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aaa	95,000	100,500
Rondout Valley Central School District, G.O. Bond, FSA	5.375%	3/1/2020	Aaa	500,000	533,835
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.250%	10/15/2028	Baa3	330,000	298,445
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	Baa3	1,000,000	912,260
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGIC	4.250%	10/15/2026	Baa3	1,200,000	1,108,848
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2031	Baa3	1,185,000	1,099,668
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2032	Baa3	1,000,000	923,740
Schenectady, G.O. Bond, MBIA	5.300%	2/1/2011	Aaa	250,000	254,385
Scotia Glenville Central School District, G.O. Bond, FGIC	5.500%	6/15/2020	Baa3	1,025,000	1,081,057
South Glens Falls Central School District, G.O. Bond, FGIC	5.375%	6/15/2018	A3	605,000	637,186
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	A3	95,000	97,854
South Huntington Union Free School District, G.O. Bond, FGIC	5.000%	9/15/2016	Aa3	325,000	334,549
South Huntington Union Free School District, G.O. Bond, FGIC	5.100%	9/15/2017	Aa3	100,000	102,983
Suffolk County, Series A, G.O. Bond, FGIC	4.750%	8/1/2019	Aa3	895,000	912,855
Suffolk County, Public Impt., Series A, G.O. Bond, MBIA	4.250%	5/1/2024	Aaa	1,000,000	963,360
Suffolk County Water Authority, Revenue Bond, MBIA	4.500%	6/1/2027	Aaa	1,160,000	1,106,141
Suffolk County Water Authority, Revenue Bond, MBIA	5.100%	6/1/2009	Aaa	55,000	57,143
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA	5.100%	6/1/2009	Aaa	195,000	201,928
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	Aaa	700,000	755,237
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	Aaa	850,000	918,995
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.250%	6/15/2023	Aaa	690,000	660,834
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.375%	6/15/2025	Aaa	990,000	937,154
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2028	A2	600,000	537,402
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2029	A2	600,000	532,104
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aaa	1,090,000	995,759
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2	750,000	775,920
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	4.750%	1/1/2019	Aaa	300,000	318,183
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC	5.000%	11/15/2032	Aa3	1,000,000	983,250
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aaa	1,695,000	1,824,922
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aaa	305,000	301,633
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	A3	560,000	537,443
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	Baa3	605,000	624,300
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2015	Baa3	865,000	888,191
Warwick Valley Central School District, G.O. Bond, FSA	5.600%	1/15/2018	Aaa	575,000	614,146
Warwick Valley Central School District, G.O. Bond, FSA	5.625%	1/15/2022	Aaa	380,000	406,034
Wayne County, Public Impt., G.O. Bond, MBIA	4.125%	6/1/2024	Aaa	500,000	475,120
West Seneca Central School District, G.O. Bond, FSA	5.000%	5/1/2011	Aaa	300,000	321,222
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	15,911
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,021,290
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2008	Aaa	5,000	5,028
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2009	Aaa	5,000	5,024
Westhampton Beach Union Free School District, G.O. Bond, MBIA	4.000%	7/15/2018	Aaa	726,000	734,168
Williamsville Central School District, G.O. Bond, MBIA	5.000%	6/15/2012	Aaa	490,000	531,312
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2023	Aaa	1,125,000	1,149,863
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2030	Aaa	1,095,000	1,098,263

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $104,473,763)					103,856,910

SHORT-TERM INVESTMENTS - 3.6%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $3,957,897)				3,957,897	3,957,897

TOTAL INVESTMENTS - 98.8%
(Identified Cost $108,431,660)					107,814,807
OTHER ASSETS, LESS LIABILITIES - 1.2%					1,314,603

NET ASSETS - 100%					$109,129,410

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).

Investment Portfolio - March 31, 2008 (unaudited)

New York Tax Exempt Series

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 27.5%; MBIA - 24.2%; FSA - 16.2%; AMBAC - 11.2%.

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$108,391,261
Unrealized appreciation	$1,678,849
Unrealized depreciation	(2,255,303)

Net unrealized depreciation	$(576,454)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$3,957,897	—
Level 2 – Other Significant Observable Inputs	$103,856,910	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$107,814,807	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
OHIO MUNICIPAL SECURITIES - 97.6%

Amherst Exempt Village School District, G.O. Bond, FGIC	4.750%	12/1/2010	A1	$200,000	$209,910
Avon Lake City School District, Prerefunded Balance, G.O. Bond, FGIC	5.750%	12/1/2014	Aa3	500,000	539,690
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aaa	35,000	37,330
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2029	Aaa	200,000	188,768
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	Aaa	355,000	392,793
Canal Winchester Local School District, G.O. Bond, FSA	4.250%	12/1/2027	Aaa	500,000	451,680
Chillicothe Water System, Revenue Bond, MBIA	4.000%	12/1/2009	Aaa	125,000	127,756
Cincinnati, Various Purposes, Series A, G.O. Bond	5.000%	12/1/2011	Aa1	200,000	216,116
Cincinnati, Water Systems, Revenue Bond, MBIA	5.000%	12/1/2023	Aaa	600,000	620,016
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3	200,000	209,394
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	271,605
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.250%	12/1/2032	Aaa	500,000	442,620
Cuyahoga Falls, G.O. Bond, MBIA	5.000%	12/1/2021	Aaa	750,000	777,053
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa	200,000	206,306
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa	100,000	103,153
Dublin City School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aa1	350,000	387,734
Eaton City School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	A1	200,000	220,060
Eaton Community City Schools, School Impt., G.O. Bond, FGIC	4.125%	12/1/2026	A1	500,000	441,830
Erie County, G.O. Bond, FGIC	4.750%	10/1/2019	A1	175,000	175,765
Euclid, G.O. Bond, MBIA	4.250%	12/1/2023	Aaa	465,000	447,953
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2028	Aaa	400,000	377,640
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3	250,000	258,953
Fairview Park City School District, School Impt., G.O. Bond, MBIA	5.000%	12/1/2029	Aaa	315,000	315,542
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC	5.000%	12/1/2026	Aaa	200,000	201,304
Garfield Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/15/2026	Aaa	250,000	270,688
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.400%	12/1/2027	Baa3	150,000	162,890
Granville Exempt Village School District, G.O. Bond, FSA	4.375%	12/1/2031	Aaa	500,000	453,025
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC	4.125%	12/1/2023	Aa3	450,000	415,391
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC	5.625%	12/1/2025	Aaa	235,000	256,296
Hamilton City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2030	Aaa	500,000	442,635
Hancock County, Various Purposes, G.O. Bond, MBIA	4.000%	12/1/2016	Aaa	200,000	204,866
Highland Local School District, School Impt., G.O. Bond, FSA	5.000%	12/1/2009	Aaa	190,000	198,504
Hilliard School District, School Impt., G.O. Bond, MBIA	5.000%	12/1/2025	Aaa	1,000,000	1,018,420
Indian Hill Village School District, Hamilton County, School Impt., G.O. Bond	4.375%	12/1/2022	Aaa	250,000	246,130
Ironton City School District, G.O. Bond, MBIA	4.250%	12/1/2028	Aaa	500,000	453,195
Jackson Local School District, Stark & Summit Counties, Construction & Impt., Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2030	Baa3	200,000	220,736
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC	3.500%	12/1/2011	Baa3	210,000	215,695
Kettering City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2025	Aaa	750,000	693,525
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	Aaa	500,000	462,355
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	Aaa	250,000	258,033
Lorain City School District, Classroom Facilities Impt., Prerefunded Balance, G.O. Bond, MBIA	4.750%	12/1/2025	Aaa	65,000	70,815
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, MBIA	4.750%	12/1/2025	Aaa	335,000	335,549
Loveland City School District, Prerefunded Balance, Series A, G.O. Bond, MBIA	5.000%	12/1/2024	Aaa	200,000	211,498
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA	5.750%	12/1/2022	Aaa	250,000	267,955
Marysville Exempt Village School District, G.O. Bond, FSA	5.000%	12/1/2023	Aaa	500,000	516,355
Maumee, G.O. Bond, MBIA	4.125%	12/1/2018	Aaa	375,000	378,371
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.600%	12/1/2031	Aaa	260,000	247,031
Medina City School District, G.O. Bond, FGIC	5.000%	12/1/2018	Aa3	150,000	151,156
Minster Local School District, G.O. Bond, FSA	4.250%	12/1/2018	AAA[2]	250,000	254,365
Mississinawa Valley Local School District, Classroom Facilities, Prerefunded Balance, G.O. Bond, FSA	5.750%	12/1/2022	Aaa	205,000	226,382
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	45,000	48,724
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2	95,000	102,862
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2	130,000	128,803
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	85,000	92,035
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	185,000	186,439
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa1	250,000	272,515
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	40,000	44,249
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond, FSA	5.125%	12/1/2023	Aaa	300,000	304,686
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	224,964
Olentangy Local School District, Series A, G.O. Bond, FSA	4.500%	12/1/2032	Aaa	800,000	736,168
Ontario Local School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2023	Aaa	350,000	361,035
Orange City School District, Prerefunded Balance, G.O. Bond	5.000%	12/1/2023	Aaa	305,000	319,524
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa	500,000	496,085
Painesville City School District, School Impt., G.O. Bond, FGIC	4.500%	12/1/2025	A2	170,000	163,373
Pickerington Local School District, G.O. Bond, MBIA	4.300%	12/1/2024	Aaa	300,000	285,090
Plain Local School District, G.O. Bond, FGIC	5.000%	12/1/2030	Baa3	140,000	137,568
Sidney City School District, School Impt., Prerefunded Balance, Series B, G.O. Bond, FGIC	5.100%	12/1/2019	A2	150,000	164,448
South-Western City School District, Franklin & Pickway County, Prerefunded Balance, G.O. Bond, AMBAC	4.750%	12/1/2026	Aaa	175,000	182,569
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA	4.250%	12/1/2026	Aaa	600,000	547,056
Springboro Community City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	Aaa	280,000	309,030
Sugarcreek, Local School District, G.O. Bond	4.250%	12/1/2031	Aaa	750,000	649,912
Tallmadge City School District, School Facilities, G.O. Bond, FSA	5.000%	12/1/2031	AAA[2]	200,000	200,944
Tecumseh Local School District, School Impt., G.O. Bond, FGIC	4.750%	12/1/2027	A3	195,000	189,643
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2022	Aaa	250,000	242,755
Troy City School District, School Impt., G.O. Bond, FSA	4.000%	12/1/2014	Aaa	250,000	260,920
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	5.250%	12/1/2016	Aaa	300,000	322,212
Van Wert City School District, School Impt., Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2020	A3	500,000	545,775
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aaa	235,000	253,539
Washington Court House City School District, School Impt., G.O. Bond, FGIC	5.000%	12/1/2029	A3	500,000	494,100
Westerville City School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2027	Aaa	200,000	214,412
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3	30,000	30,055
Wyoming City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.150%	12/1/2027	Aa3	300,000	309,756

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $25,394,484)					25,074,078

SHORT-TERM INVESTMENTS - 1.0%
Dreyfus Municipal Reserves - Class R
(Identified Cost $260,515)				260,515	260,515

Investment Portfolio - March 31, 2008 (unaudited)

Ohio Tax Exempt Series	Value
TOTAL INVESTMENTS - 98.6%
(Identified Cost $25,654,999)	25,334,593
OTHER ASSETS, LESS LIABILITIES - 1.4%	347,362

NET ASSETS - 100%	$25,681,955

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FSA - 30.3%; MBIA - 27.1%; FGIC - 20.7%.

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$25,622,027
Unrealized appreciation	$496,515
Unrealized depreciation	(783,949)

Net unrealized depreciation	$(287,434)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$260,515	—
Level 2 – Other Significant Observable Inputs	$25,074,078	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$25,334,593	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

Diversified Tax Exempt	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
MUNICIPAL SECURITIES - 98.2%

Alabama - 1.7%
Bessemer Governmental Utility Services Corp., Water Supply, Revenue Bond, MBIA	5.200%	6/1/2024	Aaa	$500,000	$505,975
Birmingham, Capital Impt., Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	12/1/2032	Aaa	1,005,000	1,093,339
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	Aaa	665,000	651,607
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA	5.250%	2/15/2017	Aaa	500,000	524,320
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	3/1/2018	Aaa	500,000	533,835
Odenville Utilities Board Water, Revenue Bond, MBIA	4.300%	8/1/2028	Aaa	500,000	504,245

					3,813,321

Alaska - 0.2%
Alaska Municipal Banking Authority, Revenue Bond, MBIA	4.100%	6/1/2017	Aaa	455,000	457,366

Arizona - 3.0%
Goodyear, G.O. Bond, MBIA	4.375%	7/1/2020	Aaa	680,000	676,450
Mesa, G.O. Bond, FGIC	4.125%	7/1/2027	A1	2,215,000	1,935,467
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1	1,500,000	1,492,230
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA	5.000%	12/1/2011	Aaa	1,500,000	1,616,520
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aaa	1,200,000	1,104,468

					6,825,135

California - 4.7%
California State, G.O. Bond	4.750%	12/1/2028	A1	795,000	763,582
California State, G.O. Bond	5.250%	2/1/2023	A1	500,000	523,105
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	Aaa	1,140,000	986,191
California State, G.O. Bond	4.250%	11/1/2014	A1	1,975,000	2,039,879
Campbell Union School District, G.O. Bond, FSA	4.375%	8/1/2027	Aaa	1,810,000	1,688,169
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.800%	8/1/2024	Aaa	435,000	437,097
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.875%	8/1/2025	Aaa	425,000	427,388
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aaa	840,000	792,372
Oak Valley Hospital District, G.O. Bond, FGIC	4.500%	7/1/2025	A3	1,395,000	1,344,599
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, MBIA	5.250%	9/1/2025	Aaa	1,570,000	1,596,549

					10,598,931

Colorado - 1.8%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA	5.000%	12/1/2015	Aaa	700,000	743,015
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, FSA	4.375%	8/1/2035	Aaa	1,420,000	1,255,663
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	AAA[2]	1,000,000	948,390
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3	895,000	946,454
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3	105,000	106,395

					3,999,917

Connecticut - 0.7%
Stamford, G.O. Bond	4.400%	2/15/2026	Aaa	1,545,000	1,487,310

Delaware - 1.6%
Delaware Transportation Authority, Revenue Bond, MBIA	5.000%	7/1/2011	Aaa	1,000,000	1,071,390
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa	1,500,000	1,414,170
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,176,184

					3,661,744

Florida - 3.5%
Cape Coral Utility Impt. Assessment, Special Assessment, MBIA	4.500%	7/1/2021	Aaa	2,000,000	1,966,560
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1	1,000,000	1,006,800
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, FSA	4.500%	6/1/2025	Aaa	1,280,000	1,238,272
Florida State Board of Education, Capital Outlay, Public Education, Series C, G.O. Bond, AMBAC	5.000%	6/1/2011	Aaa	425,000	453,993
Florida Sate Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1	2,000,000	2,186,240
Miami-Dade County, Educational Facilities Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	4/1/2015	Aaa	510,000	560,046
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, FSA	5.000%	10/1/2028	Aaa	510,000	511,943

					7,923,854

Georgia - 2.0%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa3	350,000	354,375
Atlanta, Water & Wastewater, Series A, Revenue Bond, MBIA	5.000%	11/1/2033	Aaa	310,000	308,214
Atlanta, Water & Wastewater, Revenue Bond, FSA	5.000%	11/1/2043	Aaa	1,500,000	1,465,785
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa	1,270,000	1,220,711
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	5,000	5,516
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	195,000	215,658
Madison Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	Aaa	1,000,000	929,620

					4,499,879

Illinois - 3.8%
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC	5.375%	1/1/2026	Aa3	500,000	537,540
Chicago, Series A, G.O. Bond, AMBAC	5.000%	1/1/2018	Aaa	2,255,000	2,426,876
Chicago, Series A, G.O. Bond, FSA	4.750%	1/1/2038	Aaa	1,500,000	1,430,985
Chicago, Series A, G.O. Bond, MBIA	5.000%	1/1/2034	Aaa	310,000	338,105
Chicago, Prerefunded Balance, Series A, G.O. Bond, MBIA	5.000%	1/1/2034	Aaa	520,000	516,235
Cook County, Series A, G.O. Bond, FGIC	5.000%	11/15/2022	Aa2	750,000	759,765
Illinois State, G.O. Bond	5.000%	12/1/2027	Aa3	600,000	603,678
Illinois State, Series 1995 A, Certificate of Participation, MBIA	5.600%	7/1/2010	Aaa	100,000	101,226
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond, FGIC	5.125%	2/1/2019	Baa3	500,000	534,905
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA	5.125%	12/1/2015	Aaa	200,000	203,228
Springfield Electric, Revenue Bond, MBIA	5.000%	3/1/2035	Aaa	1,000,000	982,530

					8,435,073

Indiana - 3.8%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	Aaa	1,450,000	1,458,555
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	Aaa	1,015,000	970,330
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA	4.750%	7/15/2025	Aaa	1,500,000	1,494,645
La Porte County, G.O. Bond, FGIC	5.200%	1/15/2018	A3	300,000	313,401
Noblesville Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	Aaa	550,000	556,028
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA	5.000%	7/15/2020	Aaa	450,000	467,482
Shelbyville Independent Central Renovation School Building Corp., Revenue Bond, MBIA	5.000%	7/15/2018	Aaa	3,000,000	3,191,580

					8,452,021

Investment Portfolio - March 31, 2008 (unaudited)

Diversified Tax Exempt	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Iowa - 1.8%
Indianola Community School District, G.O. Bond, FGIC	5.200%	6/1/2021	A3	425,000	442,773
Iowa City Community School District, G.O. Bond, FSA	4.000%	6/1/2018	Aaa	425,000	425,434
Iowa City, Sewer, Revenue Bond, MBIA	5.750%	7/1/2021	Aaa	250,000	250,448
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1	995,000	1,014,472
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1	2,075,000	1,916,014

					4,049,141

Kansas - 2.8%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC	4.000%	9/1/2022	A2	1,000,000	928,650
Johnson County Unified School District No. 231, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.750%	10/1/2016	Baa3	500,000	528,105
Miami County Unified School District No. 416 Louisburg, G.O. Bond, MBIA	5.000%	9/1/2018	Aaa	2,000,000	2,115,300
Sedgwick County Unified School District No. 265, G.O. Bond, FSA	5.000%	10/1/2025	Aaa	1,090,000	1,114,612
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.200%	9/1/2020	Aaa	700,000	695,492
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.250%	9/1/2021	Aaa	580,000	572,564
Wyandotte County School District No. 204 Bonner Springs, Prerefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa	290,000	310,225
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa	110,000	116,096

					6,381,044

Kentucky - 0.9%
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC	6.500%	7/1/2008	Aaa	250,000	252,842
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, MBIA	4.000%	10/1/2018	Aaa	1,655,000	1,656,175

					1,909,017

Louisiana - 1.4%
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.350%	3/1/2026	Aaa	660,000	613,510
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.375%	3/1/2027	Aaa	1,090,000	1,008,119
Lafayette Public Power Authority, Series A, Revenue Bond, AMBAC	5.000%	11/1/2012	Aaa	730,000	780,764
New Orleans Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Baa3	300,000	301,968
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	Baa3	400,000	400,232

					3,104,593

Maine - 0.3%
Kennebec Water District, Revenue Bond, FSA	5.125%	12/1/2021	Aaa	750,000	757,477

Maryland - 1.7%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,655,463
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1	345,000	324,407
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	912,240
Baltimore, Water Project, Series A, Revenue Bond, FGIC	5.550%	7/1/2009	A2	260,000	272,254
Maryland State, State & Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa	750,000	750,172

					3,914,536

Massachusetts - 2.4%
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2021	Aaa	1,000,000	988,710
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2022	Aaa	410,000	400,090
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	761,175
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	752,828
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aaa	500,000	517,600
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aaa	400,000	429,648
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2	1,000,000	1,111,080
Plymouth, G.O. Bond, MBIA	5.250%	10/15/2020	Aaa	100,000	104,385
Richmond, G.O. Bond, MBIA	5.000%	4/15/2021	Aaa	400,000	414,360

					5,479,876

Michigan - 5.3%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC	4.500%	5/1/2028	Aa3	640,000	595,565
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa3	750,000	740,467
Detroit Sewer Disposal System, Series B, Revenue Bond, FGIC	4.625%	7/1/2034	A2	1,500,000	1,369,125
Detroit Water Supply System, Revenue Bond, MBIA	5.250%	7/1/2023	Aaa	2,000,000	2,063,320
Grand Rapids Public Schools, G.O. Bond, MBIA	4.125%	5/1/2023	Aaa	1,200,000	1,126,248
Holly Area School District, G.O. Bond, FGIC	5.000%	5/1/2022	Aa3	500,000	504,970
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC	5.150%	5/1/2027	Aaa	185,000	185,527
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC	5.150%	5/1/2027	Aaa	40,000	40,114
Lincoln Park School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	5/1/2026	A1	125,000	125,341
Lincoln Park School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	5/1/2026	A1	355,000	355,969
Muskegon Public Schools, G.O. Bond, FSA	5.000%	5/1/2020	Aaa	1,000,000	1,051,900
Muskegon Water, Revenue Bond, FSA	4.750%	5/1/2019	Aaa	565,000	571,769
Oakland County, George W. Kuhn Drain District, Prerefunded Balance, Series B, G.O. Bond	5.375%	4/1/2021	Aaa	475,000	492,380
Saginaw City School District, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2031	Aaa	1,695,000	1,567,621
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA	5.000%	4/1/2012	Aaa	100,000	101,155
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2026	Aaa	1,015,000	977,242

					11,868,713

Minnesota - 2.4%
Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, MBIA	4.375%	2/1/2026	Aaa	1,105,000	1,024,059
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa	1,500,000	1,481,910
Minnesota, G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,195,400
Pine County, Series A, G.O. Bond, FGIC	4.400%	2/1/2028	Baa3	555,000	507,625
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	175,000	200,480

					5,409,474

Mississippi - 0.7%
Biloxi Public School District, Revenue Bond, MBIA	5.000%	4/1/2017	Aaa	500,000	513,930
De Soto County School District, G.O. Bond, FSA	5.000%	2/1/2013	Aaa	1,000,000	1,071,010

					1,584,940

Missouri - 1.3%
Metropolitan St. Louis Sewer District Wastewater System, Series A, Revenue Bond, MBIA	3.600%	5/1/2013	Aaa	600,000	614,196
Missouri Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa	2,375,000	2,251,927

					2,866,123

Nebraska - 1.1%
Omaha Metropolitan Utilities District Water, Series A, Revenue Bond, FSA	4.375%	12/1/2031	Aaa	2,640,000	2,365,123

Nevada - 3.7%
Clark County Public Facilities, Prerefunded Balance, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aa1	315,000	326,913
Clark County Public Facilities, Unrefunded Balance, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aa1	110,000	110,363

Investment Portfolio - March 31, 2008 (unaudited)

Diversified Tax Exempt	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Clark County Transportation, Series A, G.O. Bond, FGIC	4.500%	12/1/2019	Aa1	500,000	502,060
Clark County, G.O. Bond, FSA	4.750%	6/1/2027	Aaa	3,000,000	2,962,650
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, FSA	4.750%	6/1/2033	Aaa	1,500,000	1,442,385
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.000%	5/15/2028	Aa1	625,000	627,494
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGIC	5.000%	5/15/2028	Aa1	125,000	124,679
North Las Vegas, G.O. Bond, MBIA	5.000%	5/1/2024	Aaa	1,500,000	1,522,860
Truckee Meadows, Water Authority, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa	750,000	803,782

					8,423,186

New Jersey - 4.2%
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2028	Aaa	835,000	804,556
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2029	Aaa	1,000,000	956,030
Essex County, Prerefunded Balance, Series A, G.O. Bond, MBIA	4.500%	5/1/2031	Aaa	500,000	537,055
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	A1	930,000	909,763
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa	540,000	536,933
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series C, Revenue Bond, FSA	5.500%	12/15/2013	Aaa	1,400,000	1,573,782
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series A, Revenue Bond, FSA	4.250%	12/15/2022	Aaa	2,000,000	1,965,540
South Brunswick Township Board of Education, G.O. Bond, MBIA	4.125%	8/1/2012	Aaa	1,200,000	1,262,772
Sparta Township School District, G.O. Bond, FSA	4.300%	2/15/2030	Aaa	1,000,000	920,230

					9,466,661

New Mexico - 0.4%
New Mexico Finance Authority, Public Project Revolving Fund, Series A, Revenue Bond, MBIA	3.250%	6/1/2013	Aaa	795,000	798,856

New York - 3.5%
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Baa3	380,000	401,105
Hampton Bays Union Free School District, G.O. Bond, FSA	4.375%	9/15/2029	Aaa	2,225,000	2,090,632
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	A2	1,290,000	1,360,563
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aa2	750,000	753,472
New York State Urban Development Corp., Series B, Revenue Bond, MBIA	5.000%	1/1/2019	AAA[2]	1,000,000	1,066,010
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	Baa3	2,000,000	1,824,520
Spencerport Central School District, G.O. Bond, FSA	5.000%	11/15/2012	Aaa	350,000	357,067
Westchester County, Unrefunded Balance, G.O. Bond	4.750%	11/15/2016	Aaa	120,000	120,722

					7,974,091

North Carolina - 2.0%
Cary, G.O. Bond	5.000%	3/1/2018	Aaa	700,000	734,713
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa	1,455,000	1,423,237
North Carolina Grant Anticipation , Revenue Bond, MBIA	4.000%	3/1/2018	Aaa	1,355,000	1,358,401
Raleigh, G.O. Bond	4.400%	6/1/2017	Aaa	250,000	255,283
Union County, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.300%	3/1/2013	Aa2	250,000	263,150
Wilson, G.O. Bond, AMBAC	5.100%	6/1/2019	Aaa	400,000	413,752

					4,448,536

North Dakota - 0.8%
Fargo, Series A, G.O. Bond, MBIA	4.700%	5/1/2030	Aaa	1,840,000	1,753,373

Ohio - 4.2%
Brookville Local School District, School Impt., G.O. Bond, FSA	4.125%	12/1/2026	Aaa	660,000	590,482
Cleveland, Various Purposes, G.O. Bond, MBIA	5.000%	12/1/2012	Aaa	1,140,000	1,225,021
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,086,420
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA	4.375%	12/1/2032	Aaa	1,000,000	902,730
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	Aaa	1,450,000	1,496,589
Newark City School District, School Impt., G.O. Bond, FGIC	4.250%	12/1/2027	A3	500,000	449,775
Ohio State Conservation Project, Series A, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,086,020
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, MBIA	4.250%	12/1/2034	Aaa	2,500,000	2,175,550
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Baa1	325,000	359,788

					9,372,375

Oklahoma - 1.2%
Oklahoma City, G.O. Bond, MBIA	4.250%	3/1/2023	Aaa	2,000,000	1,923,520
Oklahoma State Turnpike Authority, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	1/1/2023	Aa3	750,000	768,233

					2,691,753

Oregon - 3.3%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA	5.250%	6/15/2017	Aaa	825,000	891,635
Metro, G.O. Bond	5.000%	6/1/2022	Aaa	3,000,000	3,164,520
Oregon State Board of Higher Education, Prerefunded Balance, Series B, G.O. Bond	5.000%	8/1/2033	Aa2	1,500,000	1,563,180
Salem Water & Sewer , Revenue Bond, FSA	5.000%	5/1/2014	Aaa	1,120,000	1,229,962
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA	5.500%	6/15/2017	Aaa	500,000	544,205

					7,393,502

Pennsylvania - 2.9%
Jenkintown School District, Series A, G.O. Bond, FGIC	4.500%	5/15/2032	Baa3	1,000,000	904,350
Lancaster School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa	1,200,000	1,284,804
Pennsylvania State, G.O. Bond, MBIA	5.000%	1/1/2011	Aaa	1,500,000	1,594,485
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aaa	530,000	579,460
Philadelphia, Water & Wastewater, Revenue Bond, MBIA	5.600%	8/1/2018	Aaa	20,000	21,732
Plum Boro School District, Series A, G.O. Bond, FGIC	4.500%	9/15/2030	Baa3	855,000	777,281
Uniontown Area School District, G.O. Bond, FSA	4.350%	10/1/2034	Aaa	1,500,000	1,325,580

					6,487,692

Rhode Island - 0.4%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, MBIA	5.000%	10/1/2035	Aaa	1,000,000	973,770

South Carolina - 3.5%
Beaufort County School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2020	Aa1	500,000	533,835
Beaufort County, G.O. Bond, MBIA	4.250%	3/1/2024	Aaa	790,000	747,048
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1	1,000,000	1,089,230
Orangeburg County Consolidated School District 5, Prerefunded Balance, G.O. Bond	5.625%	3/1/2019	Aa1	800,000	849,576
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,159,663
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.250%	10/1/2021	Aaa	1,500,000	1,587,855
South Carolina, Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	Aaa	2,000,000	1,791,060

					7,758,267

Tennessee - 1.4%
Rhea County, Prerefunded Balance, G.O. Bond, MBIA	5.000%	4/1/2018	Aaa	950,000	1,015,389

Investment Portfolio - March 31, 2008 (unaudited)

Diversified Tax Exempt	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value
Shelby County, Series A, G.O. Bond	5.500%	3/1/2010	Aa2		2,000,000	2,118,120

						3,133,509

Texas - 5.8%
Alamo Community College District, Series A, G.O. Bond, MBIA	5.000%	8/15/2024	Aaa		1,020,000	1,045,184
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa		750,000	717,728
Brazoria County, G.O. Bond, FGIC	4.750%	9/1/2011	Aa3		445,000	448,502
Brazos River Authority, Series B, Revenue Bond, FGIC	4.250%	12/1/2017	Baa3		1,125,000	1,136,745
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA	[2]	1,440,000	1,433,290
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA	[2]	1,845,000	1,958,412
Fort Bend County, G.O. Bond, MBIA	4.750%	3/1/2031	Aaa		1,000,000	966,080
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa		1,220,000	1,136,967
McKinney Waterworks & Sewer, Revenue Bond, FGIC	4.750%	3/15/2024	Aa3		1,000,000	992,250
San Antonio Water, Revenue Bond, FGIC	4.375%	5/15/2029	Aa3		1,400,000	1,239,784
San Patricio Municipal Water District, Prerefunded Balance, Revenue Bond, FSA	5.200%	7/10/2028	Aaa		490,000	511,212
University of Texas Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	990,930
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa		500,000	501,835

						13,078,919

Utah - 1.5%
Mountain Regional Water Special Service District, Revenue Bond, MBIA	5.000%	12/15/2030	Aaa		1,240,000	1,218,436
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,149,324
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aaa		795,000	775,626
Utah State Building Ownership Authority, Series C, Revenue Bond, FSA	5.500%	5/15/2011	Aaa		300,000	325,167

						3,468,553

Vermont - 0.4%
Vermont, Series D, G.O. Bond	4.500%	7/15/2025	Aaa		1,000,000	988,100

Virginia - 3.0%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,049,480
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa		1,500,000	1,371,645
Norfolk, Capital Impt., G.O. Bond, MBIA	4.375%	3/1/2024	Aaa		685,000	663,203
Norfolk, Capital Impt., G.O. Bond, FGIC	4.250%	10/1/2024	A1		2,500,000	2,361,425
Richmond, Series B, G.O. Bond, FSA	4.750%	7/15/2023	Aaa		400,000	405,012

						6,850,765

Washington - 4.0%
Franklin County, G.O. Bond, FGIC	5.125%	12/1/2022	Baa3		1,000,000	1,026,410
King County School District No. 411 Issaquah, Series A, G.O. Bond, FSA	5.250%	12/1/2018	Aaa		2,420,000	2,624,805
King County, Sewer, Series A, Revenue Bond, MBIA	4.500%	1/1/2032	Aaa		1,070,000	980,730
King County Sewer, Revenue Bond, FSA	5.000%	1/1/2024	Aaa		1,460,000	1,499,070
Seattle, Drain & Wastewater, Revenue Bond, MBIA	4.375%	2/1/2026	Aaa		2,000,000	1,878,240
Washington State, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC	5.000%	1/1/2025	Aaa		1,000,000	1,020,530

						9,029,785

West Virginia - 0.3%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGIC	4.250%	11/1/2026	Baa3		820,000	734,548

Wisconsin - 2.8%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	Aaa		1,500,000	1,484,370
Eau Claire, Series B, G.O. Bond, MBIA	4.000%	4/1/2015	Aaa		1,195,000	1,234,817
Kenosha, Series B, G.O. Bond, FSA	5.000%	9/1/2011	Aaa		765,000	822,383
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGIC	5.050%	12/1/2021	Aa3		450,000	462,060
Stoughton Area School District, G.O. Bond, FGIC	4.875%	4/1/2016	A1		500,000	521,880
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA	5.625%	3/1/2019	Aaa		415,000	440,718
West De Pere School District, Prerefunded Balance, Series A, G.O. Bond, FSA	5.250%	10/1/2017	Aaa		500,000	534,250
Wisconsin State Transportation, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa		700,000	712,726

						6,213,204

TOTAL MUNICIPAL SECURITIES
(Identified Cost $224,378,164)						220,884,053

SHORT-TERM INVESTMENTS - 0.4%
Dreyfus Municipal Reserves - Class R
(Identified Cost $966,561)					966,561	966,561

TOTAL INVESTMENTS - 98.6%
(Identified Cost $225,344,725)						221,850,614
OTHER ASSETS, LESS LIABILITIES - 1.4%						3,049,086

NET ASSETS - 100%						$224,899,700

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).

Diversified Tax Exempt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 25.0%; FSA - 22.2%; FGIC - 14.3%; AMBAC - 10.3%.

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$225,304,586
Unrealized appreciation	$2,558,144
Unrealized depreciation	(6,012,116)

Net unrealized depreciation	$(3,453,972)

Diversified Tax Exempt

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$966,561	—
Level 2 – Other Significant Observable Inputs	$220,884,053	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$221,850,614	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS - 38.3%
Convertible Corporate Bonds - 3.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$334,356

Health Care - 1.1%
Biotechnology - 0.9%
Amgen, Inc., 0.375%, 2/1/2013	A2	515,000	446,763

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc., 1.625%, 4/15/2013	A1	120,000	126,300

Total Health Care			573,063

Information Technology - 1.9%
Computers and Peripherals - 1.0%
EMC Corp., 1.75%, 12/1/2013	BBB[2]	395,000	463,631

Software - 0.9%
Amdocs Ltd., 0.50%, 3/15/2024	Baa3	465,000	460,350

Total Information Technology			923,981

Total Convertible Corporate Bonds
(Identified Cost $1,957,237)			1,831,400

Non-Convertible Corporate Bonds - 34.6%
Consumer Discretionary - 5.5%
Hotels Restaurants & Leisure - 1.0%
McDonald’s Corp., 5.80%, 10/15/2017	A3	480,000	504,000

Media - 2.8%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	510,000	533,414
Comcast Corp., 6.50%, 11/15/2035	Baa2	570,000	539,097
The Walt Disney Co., 7.00%, 3/1/2032	A2	280,000	319,971

			1,392,482

Multiline Retail - 1.0%
Target Corp., 5.875%, 3/1/2012	A2	485,000	509,405

Specialty Retail - 0.7%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1	300,000	333,970

Total Consumer Discretionary			2,739,857

Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
The Kroger Co., 7.25%, 6/1/2009	Baa2	215,000	221,773
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	237,849

Total Consumer Staples			459,622

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	470,537

Financials - 13.4%
Capital Markets - 3.7%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	640,000	554,173
Lehman Brothers Holdings, Inc.[4], 3.17%, 11/16/2009	A1	240,000	229,030
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	A2	369,000	350,419
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A2	230,000	181,793
Morgan Stanley, 5.55%, 4/27/2017	Aa3	542,000	509,705

			1,825,120

Commercial Banks - 4.4%
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A2	495,000	474,345
PNC Bank National Association, 5.25%, 1/15/2017	A1	510,000	466,831
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	676,704
Wachovia Corp., 5.25%, 8/1/2014	A1	590,000	582,763

			2,200,643

Consumer Finance - 0.8%
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	400,000	384,000

Investment Portfolio - March 31, 2008 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Diversified Financial Services - 1.3%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	Aa2	455,000	382,008
CIT Group, Inc., 3.3025%, 5/23/2008	A3	250,000	245,000

			627,008

Insurance - 2.2%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa3	820,000	487,348
American International Group, Inc., 4.25%, 5/15/2013	Aa2	660,000	626,079

			1,113,427

Thrift and Mortgage Financials - 1.0%
Countrywide Home Loans, Inc., 3.25%, 5/21/2008	Baa3	500,000	484,123

Total Financials			6,634,321

Health Care - 1.4%
Pharmaceuticals - 1.4%
Abbott Laboratories, 3.50%, 2/17/2009	A1	265,000	265,836
Wyeth, 6.50%, 2/1/2034	A3	420,000	436,631

Total Health Care			702,467

Industrials - 6.1%
Aerospace & Defense - 0.7%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	336,429

Air Freight & Logistics - 0.9%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	208,772
United Parcel Service, Inc., 5.50%, 1/15/2018	Aa2	210,000	221,857

			430,629

Airlines - 0.9%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	460,009

Industrial Conglomerates - 1.2%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	570,000	608,823

Machinery - 0.5%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	230,912

Road & Rail - 1.9%
CSX Corp., 6.00%, 10/1/2036	Baa3	705,000	606,923
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	340,000	339,267

			946,190

Total Industrials			3,012,992

Information Technology - 1.9%
Communications Equipment - 1.9%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	213,996
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	250,000	258,652
Corning, Inc., 6.20%, 3/15/2016	Baa1	475,000	493,007

Total Information Technology			965,655

Materials - 0.5%
Metals & Mining - 0.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa1	250,000	242,825

Utilities - 3.9%
Electric Utilities - 2.1%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	465,000	475,764
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	566,443

			1,042,207

Multi-Utilities - 1.8%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	335,000	372,141
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	280,000	300,172
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	225,602

			897,915

Total Utilities			1,940,122

Total Non-Convertible Corporate Bonds
(Identified Cost $17,695,212)			17,168,398

Investment Portfolio - March 31, 2008 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
TOTAL CORPORATE BONDS
(Identified Cost $19,652,449)			18,999,798

PREFERED STOCKS- 1.0%
Fannie Mae - Series S
(Identified Cost $520,344)		20,075	482,804

MUNICIPAL BONDS - 1.1%
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA[2]	100,000	92,762
Chapel Hill Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa	100,000	92,202
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa	100,000	89,651
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa	100,000	95,208
Katy Texas Independent School District, School Building, G.O. Bond, 4.50%, 2/15/2031	Aaa	100,000	92,202
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa	100,000	96,359

TOTAL MUNICIPAL BONDS
(Identified Cost $576,869)			558,384

U.S. GOVERNMENT AGENCIES - 60.6%
Mortgage-Backed Securities - 57.6%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019		15,965	16,172
Fannie Mae, Pool #255274, 5.00%, 6/1/2019		15,991	16,199
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		278,916	285,773
Fannie Mae, Pool #840165, 4.50%, 11/1/2020		149,889	149,370
Fannie Mae, Pool #813938, 4.50%, 12/1/2020		181,345	180,717
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		374,226	372,931
Fannie Mae, Pool #881624, 4.50%, 1/1/2021		384,962	383,630
Fannie Mae, Pool #902047, 5.00%, 11/1/2021		911,194	921,290
Fannie Mae, Pool #912409, 5.00%, 2/1/2022		139,869	141,418
Fannie Mae, Pool #254375, 6.50%, 7/1/2022		3,843	4,009
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		286,254	297,429
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		226,245	218,342
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		5,111,263	4,932,725
Fannie Mae, Pool #872535, 6.50%, 6/1/2036		684,077	709,124
Fannie Mae, Pool #898299, 6.50%, 10/1/2036		777,688	806,162
Fannie Mae, Pool #899393, 6.00%, 4/1/2037		2,109,321	2,162,708
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		64,430	65,329
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		242,849	248,616
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		1,051,202	1,046,952
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021		184,592	186,721
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		805,226	814,087
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		691,308	705,764
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		1,493,915	1,485,776
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		1,702,982	1,721,722
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023		926,548	945,923
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034		96,653	100,606
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		66,638	69,490
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		1,495,755	1,552,934
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		3,009,635	2,982,893
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037		961,232	971,568
Federal Home Loan Mortgage Corp., TBA[3], 4.00%, 4/15/2023		2,000,000	1,950,000
GNMA, Pool #487193, 5.00%, 4/15/2020		77,447	78,665
GNMA, Pool #563559, 6.50%, 4/15/2032		48,975	51,116
GNMA, Pool #631703, 6.50%, 9/15/2034		76,167	79,413
GNMA, Pool #683118, 4.50%, 3/15/2038		1,999,800	1,942,267

Total Mortgage-Backed Securities
(Identified Cost $28,078,941)			28,597,841

Other Agencies - 3.0%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $1,405,275)		1,275,000	1,519,805

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $29,484,216)			30,117,646

SHORT-TERM INVESTMENTS - 7.7%
Dreyfus Treasury Cash Management - Institutional Shares		1,824,437	1,824,437
Federal Home Loan Bank Discount Note, 4/2/2008		$2,000,000	1,999,880

Investment Portfolio - March 31, 2008 (unaudited)

Core Bond Series	Value
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,824,317)	3,824,317

TOTAL INVESTMENTS - 108.7%
(Identified Cost $54,058,195)	53,982,949
LIABILITIES, LESS OTHER ASSETS - (8.7%)	(4,338,020)

NET ASSETS - 100%	$49,644,929

Key:

G.O. Bond - General Obligation Bond

TBA - to be announced

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	The Coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of March 31, 2008.
[4]	Securities purchased on a forward commitment or when-issued basis.

Federal Tax Information:

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$54,058,195
Unrealized appreciation	$838,862
Unrealized depreciation	(914,108)

Net unrealized depreciation	$(75,246)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,307,242	—
Level 2 – Other Significant Observable Inputs	$51,675,707	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$53,982,949	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

Investment Portfolio - March 31, 2008 (unaudited)

Core Bond Series

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS - 36.07%
Convertible Corporate Bonds - 4.12%
Consumer Discretionary - 1.14%
Hotels, Restaurants & Leisure - 0.48%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,250,000	$1,370,312

Media - 0.66%
Charter Communications, Inc., 6.50%, 10/1/2027	Ca	4,272,000	1,879,680

Total Consumer Discretionary			3,249,992

Health Care - 1.11%
Biotechnology - 0.86%
Amgen, Inc., 0.375%, 2/1/2013	A2	2,830,000	2,455,025

Health Care Equipment & Supplies - 0.25%
Medtronic, Inc., 1.625%, 4/15/2013	A1	665,000	699,913

Total Health Care			3,154,938

Industrials - 0.51%
Airlines - 0.51%
JetBlue Airways Corp., 3.75%, 3/15/2035	Caa2	1,900,000	1,467,750

Information Technology - 1.36%
Computers & Peripherals - 0.69%
EMC Corp., 1.75%, 12/1/2013	BBB[2]	1,685,000	1,977,769

Software - 0.67%
Amdocs Ltd., 0.50%, 3/15/2024	Baa3	1,930,000	1,910,700

Total Information Technology			3,888,469

Total Convertible Corporate Bonds
(Identified Cost $14,463,248)			11,761,149

Non-Convertible Corporate Bonds - 31.95%
Consumer Discretionary - 5.90%
Automobiles - 0.89%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	B1	2,590,000	2,546,296

Hotels, Restaurants & Leisure - 0.98%
McDonald’s Corp., 5.80%, 10/15/2017	A3	2,655,000	2,787,750

Media - 2.72%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	2,725,000	2,850,102
Comcast Corp., 6.50%, 11/15/2035	Baa2	3,105,000	2,936,659
The Walt Disney Co., 7.00%, 3/1/2032	A2	1,720,000	1,965,539

			7,752,300

Multiline Retail - 0.74%
Target Corp., 5.875%, 3/1/2012	A2	2,020,000	2,121,646

Specialty Retail - 0.57%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1	1,470,000	1,636,452

Total Consumer Discretionary			16,844,444

Consumer Staples - 1.31%
Beverages - 0.73%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	2,000,000	2,086,936

Food & Staples Retailing - 0.57%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	799,415
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	824,183

			1,623,598

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	26,166

Total Consumer Staples			3,736,700

Energy - 1.33%
Oil, Gas & Consumable Fuels - 1.33%

Investment Portfolio - March 31, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,015,000	1,049,660
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	2,745,000	2,738,137

Total Energy			3,787,797

Financials - 11.01%
Capital Markets - 3.39%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	3,450,000	2,987,341
Lehman Brothers Holdings, Inc.[7], 3.17%, 11/16/2009	A1	1,155,000	1,102,205
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	A2	2,013,000	1,911,637
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A2	1,145,000	905,015
Morgan Stanley, 5.55%, 4/27/2017	Aa3	2,954,000	2,777,989

			9,684,187

Commercial Banks - 2.93%
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A2	2,505,000	2,400,474
PNC Bank National Association, 5.25%, 1/15/2017	A1	2,810,000	2,572,147
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	92,032
Wachovia Corp., 5.25%, 8/1/2014	A1	3,340,000	3,299,032

			8,363,685

Consumer Finance - 1.63%
Toyota Motor Credit Corp., 0.75%, 6/9/2008 (JPY)	Aaa	235,000,000	2,357,968
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	2,400,000	2,304,000

			4,661,968

Diversified Financial Services - 0.50%
CIT Group, Inc., 3.3025%, 5/23/2008	A3	1,450,000	1,421,000

Insurance - 1.54%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa3	4,465,000	2,653,670
American International Group, Inc., 4.25%, 5/15/2013	Aa2	1,840,000	1,745,433

			4,399,103

Thrifts & Mortgage Finance- 1.02%
Countrywide Home Loans, Inc., 3.25%, 5/21/2008	Baa3	3,000,000	2,904,739

Total Financials			31,434,682

Health Care - 1.41%
Pharmaceuticals - 1.41%
Abbott Laboratories, 3.50%, 2/17/2009	A1	1,305,000	1,309,115
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	532,983
Wyeth, 6.50%, 2/1/2034	A3	2,100,000	2,183,154

Total Health Care			4,025,252

Industrials - 6.27%
Aerospace & Defense - 0.45%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,275,175

Air Freight & Logistics - 1.49%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,302,338
United Parcel Service, Inc., 5.50%, 1/15/2018	Aa2	2,790,000	2,947,532

			4,249,870

Airlines - 0.89%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	2,630,000	2,546,995

Industrial Conglomerates - 1.22%
General Electric Capital Corp., 3.75%, 4/9/2008 (EUR)	Aaa	1,215,000	1,917,670
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	1,460,000	1,559,441

			3,477,111

Machinery - 0.44%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,272,580

Road & Rail - 1.78%
CSX Corp., 6.00%, 10/1/2036	Baa3	3,725,000	3,206,793
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	1,870,000	1,865,966

			5,072,759

Investment Portfolio - March 31, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Total Industrials			17,894,490

Information Technology - 1.39%
Communications Equipment - 1.39%
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	1,240,000	1,282,913
Corning, Inc., 6.20%, 3/15/2016	Baa1	2,590,000	2,688,187

Total Information Technology			3,971,100

Materials - 0.51%
Metals & Mining - 0.51%
Alcoa, Inc., 5.87%, 2/23/2022	Baa1	1,505,000	1,461,808

Utilities - 2.82%
Electric Utilities - 2.50%
Allegheny Energy Supply Co. LLC[3,4], 8.25%, 4/15/2012	Ba1	1,180,000	1,274,400
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	2,510,000	2,568,101
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,276,577

			7,119,078

Multi-Utilities - 0.32%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	855,370
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	30,000	32,161
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	32,229

			919,760

Total Utilities			8,038,838

Total Non-Convertible Corporate Bonds
(Identified Cost $92,860,484)			91,195,111

TOTAL CORPORATE BONDS
(Identified Cost $107,323,732)			102,956,260

FOREIGN BONDS - 0.63%
Financials - 0.63%
Commercial Banks - 0.63%
Depfa ACS Bank, 0.75%, 9/22/2008 (Ireland) (JPY)
(Identified Cost $1,537,893)	Aaa	180,000,000	1,804,338

SOVEREIGN BONDS - 0.69%
Singapore Government, 5.625%, 7/1/2008
(Identified Cost $1,983,151)	Aaa	2,700,000	1,984,701

PREFERRED STOCKS - 1.25%
Energy - 0.33%
Oil, Gas & Consumable Fuels - 0.33%
Edge Petroleum Corp. - Series A		35,050	934,083

Financial - 0.92%
Thrifts & Mortgage Finance- 0.92%
Fannie Mae - Series S		109,575	2,635,279

TOTAL PREFERRED STOCKS
(Identified Cost $4,182,121)			3,569,362

ASSET BACKED SECURITIES - 0.19%
Terra 2007-1A B1 Static Synthetic CDO[3,5,7] 3.54188%, 3/20/2015
(Identified Cost $1,000,000)	BBB[2]	1,000,000	547,600

MUNICIPAL SECURITIES - 0.98%
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA[2]	500,000	463,810
Chapel Hill Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa	500,000	461,010
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa	500,000	448,255
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa	500,000	476,040
Katy Independent School District, School Building, G.O. Bond, 4.50%, 2/15/2031	Aaa	500,000	461,010
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa	500,000	481,795

TOTAL MUNICIPAL SECURITIES
(Identified Cost $2,884,345)			2,791,920

Investment Portfolio - March 31, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES - 57.89%
Mortgage-Backed Securities - 54.75%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008		1,558	1,565
Fannie Mae, Pool #050972, 5.50%, 1/1/2009		2,432	2,442
Fannie Mae, Pool #190549, 5.50%, 1/1/2009		2,279	2,292
Fannie Mae, Pool #663794, 5.50%, 9/1/2017		99,934	102,574
Fannie Mae, Pool #555389, 5.50%, 4/1/2018		437,703	449,267
Fannie Mae, Pool #697020, 5.50%, 5/1/2018		34,701	35,601
Fannie Mae, Pool #741610, 5.50%, 9/1/2018		329,640	338,182
Fannie Mae, Pool #761280, 5.50%, 2/1/2019		103,458	106,001
Fannie Mae, Pool #725793, 5.50%, 9/1/2019		498,401	511,317
Fannie Mae, Pool #815122, 5.50%, 4/1/2020		100,409	102,778
Fannie Mae, Pool #829068, 4.50%, 8/1/2020		85,786	85,490
Fannie Mae, Pool #825922, 4.50%, 9/1/2020		697,813	695,398
Fannie Mae, Pool #829070, 4.50%, 9/1/2020		79,677	79,401
Fannie Mae, Pool #829702, 4.50%, 10/1/2020		89,101	88,793
Fannie Mae, Pool #844909, 4.50%, 10/1/2020		88,124	87,819
Fannie Mae, Pool #813954, 4.50%, 12/1/2020		782,684	779,975
Fannie Mae, Pool #837186, 4.50%, 12/1/2020		273,730	272,782
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		187,764	187,114
Fannie Mae, Pool #852931, 4.50%, 4/1/2021		396,798	394,926
Fannie Mae, Pool #869204, 4.50%, 5/1/2021		398,722	396,841
Fannie Mae, Pool #256543, 5.00%, 11/1/2021		668,549	675,956
Fannie Mae, Pool #900880, 5.00%, 12/1/2021		696,674	704,393
Fannie Mae, Pool #904409, 5.00%, 12/1/2021		650,547	657,756
Fannie Mae, Pool #905666, 5.00%, 12/1/2021		278,651	281,739
Fannie Mae, Pool #906708, 5.00%, 12/1/2021		719,349	727,320
Fannie Mae, Pool #907113, 5.00%, 12/1/2021		617,857	624,703
Fannie Mae, Pool #899017, 5.00%, 1/1/2022		637,714	644,780
Fannie Mae, Pool #818020, 4.50%, 2/1/2022		1,087,321	1,082,325
Fannie Mae, Pool #912557, 4.50%, 2/1/2022		1,117,974	1,112,837
Fannie Mae, Pool #909352, 5.00%, 2/1/2022		23,573	23,822
Fannie Mae, Pool #912415, 5.00%, 2/1/2022		704,075	711,877
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		416,166	433,216
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		80,955	84,272
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		42,951	44,711
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		48,984	50,896
Fannie Mae, Pool #766304, 6.50%, 3/1/2034		66,364	68,955
Fannie Mae, Pool #725686, 6.50%, 7/1/2034		124,157	129,429
Fannie Mae, Pool #782769, 6.50%, 7/1/2034		534,357	555,217
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		48,516	50,410
Fannie Mae, Pool #786692, 6.50%, 8/1/2034		52,592	54,645
Fannie Mae, Pool #799657, 6.50%, 11/1/2034		336,217	349,342
Fannie Mae, Pool #812185, 4.50%, 2/1/2035		391,743	378,059
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		207,899	200,637
Fannie Mae, Pool #815926, 4.50%, 4/1/2035		951,356	918,125
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		26,052,808	25,142,779
Fannie Mae, Pool #745876, 6.50%, 9/1/2036		154,730	160,395
Fannie Mae, Pool #900357, 6.50%, 9/1/2036		760,117	787,948
Fannie Mae, Pool #902295, 6.50%, 11/1/2036		1,634,526	1,694,372
Fannie Mae, Pool #905210, 6.50%, 11/1/2036		1,505,239	1,560,351
Fannie Mae, Pool #920084, 6.50%, 11/1/2036		825,934	856,174
Fannie Mae, Pool #894774, 6.50%, 12/1/2036		811,010	840,704
Fannie Mae, Pool #902858, 6.50%, 12/1/2036		1,829,775	1,896,769
Fannie Mae, Pool #899393, 6.00%, 4/1/2037		11,674,468	11,969,948
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		427,582	433,547
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013		12,571	12,891
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017		72,013	73,859
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018		12,742	12,933
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018		388,652	398,462
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019		194,882	199,801
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019		146,292	149,766
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		851,598	871,821
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020		175,764	177,920
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020		68,097	68,932
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		5,159,032	5,138,173
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021		67,469	68,247
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021		74,197	75,053
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021		3,054,869	3,090,097

Investment Portfolio - March 31, 2008 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022		67,618	68,398
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022		844,227	853,517
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		576,214	582,555
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		3,650,455	3,726,789
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		8,279,061	8,233,955
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		9,438,936	9,542,803
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023		5,133,173	5,240,512
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034		801,526	834,313
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034		597,326	621,760
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034		463,791	484,176
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		377,616	393,775
Federal Home Loan Mortgage Corp., Pool #G08141, 6.50%, 7/1/2036		24,559	25,498
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036		32,707	33,957
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036		10,794	11,206
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036		695,094	721,666
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036		15,172	15,813
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036		26,175	27,175
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		4,784,773	4,967,681
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036		191,407	198,724
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036		761,649	790,764
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036		20,279	21,054
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		16,656,977	16,508,973
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037		5,322,247	5,379,476
Federal Home Loan Mortgage Corp., TBA[6], 4.00%, 4/15/2023		12,500,000	12,187,500
GNMA, Pool #487193, 5.00%, 4/15/2020		504,858	512,798
GNMA, Pool #563559, 6.50%, 4/15/2032		507,694	529,892
GNMA, Pool #552765, 6.50%, 9/15/2032		630,402	657,965
GNMA, Pool #680632, 4.50%, 12/15/2037		500,000	485,583
GNMA, Pool #675176, 4.50%, 3/15/2038		2,688,858	2,611,501
GNMA, Pool #682326, 4.50%, 3/15/2038		2,984,620	2,898,754
GNMA, Pool #683118, 4.50%, 3/15/2038		1,326,222	1,288,067
GNMA, Pool #684653, 4.50%, 3/15/2038		5,000,000	4,856,152

Total Mortgage-Backed Securities
(Identified Cost $153,545,624)			156,279,674

Other Agencies - 3.14%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $8,278,313)		7,525,000	8,969,830

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $161,823,937)			165,249,504

SHORT-TERM INVESTMENTS - 6.34%
Dreyfus Treasury Cash Management - Institutional Shares		5,603,075	5,603,075
Federal Home Loan Bank Discount Note, 4/4/2008		$5,000,000	4,999,039
Federal Home Loan Bank Discount Note, 4/14/2008		7,500,000	7,495,206

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,097,560)			18,097,320

TOTAL INVESTMENTS - 104.04%
(Identified Cost $298,832,739)			297,001,005
LIABILITIES, LESS OTHER ASSETS - (4.04%)			(11,531,618)

NET ASSETS - 100%			$285,469,387

Key:

G.O. Bond - General Obligation Bond

TBA - to be announced

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $1,822,000, or 0.6%, of the Series’ net assets as of March 31, 2008.

Investment Portfolio - March 31, 2008 (unaudited)

Core Plus Bond Series

[4]	This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors.
[5]	This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
[6]	Securities purchased on a forward commitment or when-issued basis.
[7]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of March 31, 2008.

On March 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$298,832,739
Unrealized appreciation	5,632,316
Unrealized depreciation	$(7,464,050)

Net unrealized depreciation	$(1,831,734)

Investment Portfolio - March 31, 2008 (unaudited)

Core Plus Bond Series

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$9,172,437	—
Level 2 – Other Significant Observable Inputs	$287,280,968	—
Level 3 – Significant Unobservable Inputs	$547,600	—
Total	$297,001,005	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2008, the Series does not have any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
May 30, 2008

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
May 30, 2008